UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2015

Item 1. Schedule of Investments

Investments November 30, 2015 (Unaudited) Investments November 30, 2015 (Unaudited) Investments November 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor®
Limited Term Bond Fund

November 30, 2015

1.813046.111

LTB-QTLY-0116

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 71.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.1%
Automobiles - 2.1%
American Honda Finance Corp.:
1.2% 7/14/17	$ 5,000,000	$ 4,986,950
2.125% 10/10/18	500,000	505,792
Daimler Finance North America LLC:
1.375% 8/1/17 (b)	2,000,000	1,984,286
1.45% 8/1/16 (b)	1,461,000	1,463,427
1.65% 5/18/18 (b)	3,000,000	2,965,980
2.25% 3/2/20 (b)	3,020,000	2,965,637
2.375% 8/1/18 (b)	1,000,000	1,005,807
General Motors Financial Co., Inc.:
2.4% 4/10/18	3,000,000	2,987,046
3% 9/25/17	3,000,000	3,022,650
3.15% 1/15/20	5,000,000	4,961,195
3.2% 7/13/20	5,000,000	4,932,530
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (b)	1,000,000	965,412
2.4% 5/22/20 (b)	3,098,000	2,911,519
Volkswagen International Finance NV:
1.6% 11/20/17 (b)	620,000	596,885
2.125% 11/20/18 (b)	1,500,000	1,414,359
2.375% 3/22/17 (b)	600,000	594,964
		38,264,439
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,020,000	1,137,059
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp. 2.2% 5/26/20	5,000,000	4,959,170
Household Durables - 0.4%
D.R. Horton, Inc.:
3.75% 3/1/19	2,000,000	2,042,500
4% 2/15/20	3,000,000	3,049,500
Toll Brothers Finance Corp. 4% 12/31/18	2,000,000	2,070,000
		7,162,000
Media - 4.2%
21st Century Fox America, Inc. 6.9% 3/1/19	750,000	856,614
British Sky Broadcasting Group PLC 2.625% 9/16/19 (b)	3,000,000	3,000,219
CBS Corp. 2.3% 8/15/19	1,500,000	1,493,108
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (b)	$ 10,000,000	$ 10,051,730
Comcast Corp.:
5.7% 5/15/18	42,000	46,172
6.3% 11/15/17	6,000,000	6,572,088
COX Communications, Inc. 6.25% 6/1/18 (b)	4,000,000	4,318,112
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	2,700,000	2,732,063
5.875% 10/1/19	5,034,000	5,668,959
Discovery Communications LLC 5.05% 6/1/20	322,000	345,389
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (b)	3,000,000	3,008,931
Thomson Reuters Corp.:
0.875% 5/23/16	278,000	277,997
1.65% 9/29/17	5,050,000	5,040,804
Time Warner Cable, Inc.:
5.85% 5/1/17	4,996,000	5,238,766
6.75% 7/1/18	1,141,000	1,257,950
8.25% 4/1/19	500,000	578,895
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	1,991,336
6.875% 6/15/18	5,095,000	5,721,446
Viacom, Inc.:
2.2% 4/1/19	6,000,000	5,911,632
3.5% 4/1/17	455,000	464,054
6.125% 10/5/17	3,179,000	3,402,592
Walt Disney Co. 1.85% 5/30/19	6,000,000	6,030,000
		74,008,857
TOTAL CONSUMER DISCRETIONARY		125,531,525
CONSUMER STAPLES - 5.4%
Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	1,500,000	1,505,805
Heineken NV 1.4% 10/1/17 (b)	321,000	320,374
PepsiCo, Inc. 7.9% 11/1/18	815,000	957,350
SABMiller Holdings, Inc.:
2.2% 8/1/18 (b)	2,310,000	2,309,231
2.45% 1/15/17 (b)	1,280,000	1,292,364
		6,385,124
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.2%
CVS Health Corp.:
1.9% 7/20/18	$ 1,549,000	$ 1,557,983
2.25% 12/5/18	8,376,000	8,468,421
2.25% 8/12/19	5,000,000	5,025,615
2.8% 7/20/20	1,496,000	1,519,010
Kroger Co. 0.8452% 10/17/16 (d)	5,000,000	5,000,835
		21,571,864
Food Products - 1.9%
Cargill, Inc. 6% 11/27/17 (b)	106,000	114,530
ConAgra Foods, Inc. 1.9% 1/25/18	2,222,000	2,211,414
General Mills, Inc.:
1.4% 10/20/17	3,000,000	2,999,922
2.2% 10/21/19	2,000,000	2,005,828
5.7% 2/15/17	5,000,000	5,263,940
Kraft Foods Group, Inc.:
2.25% 6/5/17	610,000	616,896
5.375% 2/10/20	5,000,000	5,526,625
The J.M. Smucker Co.:
1.75% 3/15/18	5,874,000	5,858,516
2.5% 3/15/20	1,964,000	1,960,653
Tyson Foods, Inc. 2.65% 8/15/19	7,000,000	7,050,645
William Wrigley Jr. Co. 2% 10/20/17 (b)	428,000	430,487
		34,039,456
Tobacco - 1.9%
Altria Group, Inc. 2.625% 1/14/20	5,000,000	5,032,215
BAT International Finance PLC:
1.85% 6/15/18 (b)	5,000,000	5,008,950
2.75% 6/15/20 (b)	3,160,000	3,200,378
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (b)	1,906,000	1,907,950
2.05% 7/20/18 (b)	866,000	864,383
2.95% 7/21/20 (b)	3,000,000	3,006,354
Philip Morris International, Inc.:
1.25% 8/11/17	2,907,000	2,912,954
1.875% 1/15/19	2,641,000	2,651,281
Reynolds American, Inc.:
2.3% 6/12/18	5,704,000	5,776,686
3.25% 6/12/20	2,159,000	2,211,757
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
4% 6/12/22	$ 1,077,000	$ 1,120,328
6.75% 6/15/17	513,000	550,950
		34,244,186
TOTAL CONSUMER STAPLES		96,240,630
ENERGY - 6.5%
Energy Equipment & Services - 1.4%
DCP Midstream LLC 5.35% 3/15/20 (b)	6,738,000	6,275,719
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	813,755
Halliburton Co. 2.7% 11/15/20	10,247,000	10,274,032
Nabors Industries, Inc. 2.35% 9/15/16	257,000	256,399
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	613,347
Noble Holding International Ltd.:
2.5% 3/15/17	2,062,000	1,957,438
4% 3/16/18	102,000	96,342
Petrofac Ltd. 3.4% 10/10/18 (b)	1,000,000	978,061
Transocean, Inc. 3% 10/15/17 (d)	3,500,000	3,307,500
		24,572,593
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	46,526
6.375% 9/15/17	555,000	593,889
BG Energy Capital PLC 2.875% 10/15/16 (b)	620,000	627,732
BP Capital Markets PLC:
1.375% 5/10/18	5,000,000	4,965,515
2.248% 11/1/16	620,000	627,130
2.521% 1/15/20	4,688,000	4,731,837
Canadian Natural Resources Ltd. 1.75% 1/15/18	415,000	407,657
Cenovus Energy, Inc. 5.7% 10/15/19	297,000	320,803
Chevron Corp. 1.961% 3/3/20	4,000,000	3,979,232
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (b)	2,107,000	2,095,852
3.3% 6/1/20 (b)	1,439,000	1,422,780
ConocoPhillips Co.:
1.5% 5/15/18	3,000,000	2,982,699
2.2% 5/15/20	961,000	956,274
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP:
2.5% 12/1/17	$ 292,000	$ 271,215
2.7% 4/1/19	821,000	727,395
Devon Energy Corp.:
0.7872% 12/15/15 (d)	1,500,000	1,499,915
2.25% 12/15/18	3,484,000	3,462,633
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	21,717
Enable Midstream Partners LP 2.4% 5/15/19 (b)	174,000	159,840
Enbridge, Inc. 0.779% 6/2/17 (d)	2,613,000	2,561,286
Encana Corp. 6.5% 5/15/19	5,000,000	5,357,110
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	755,926
Enterprise Products Operating LP:
1.65% 5/7/18	3,631,000	3,583,583
2.55% 10/15/19	178,000	175,899
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	20,000	20,470
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,600,588
Kinder Morgan, Inc.:
2% 12/1/17	393,000	381,179
3.05% 12/1/19	3,758,000	3,443,982
Marathon Petroleum Corp. 3.5% 3/1/16	875,000	880,456
Petro-Canada 6.05% 5/15/18	3,326,000	3,614,434
Petrobras Global Finance BV 3.25% 3/17/17	3,500,000	3,272,500
Petrobras International Finance Co. Ltd. 5.875% 3/1/18	3,000,000	2,737,500
Petroleos Mexicanos:
3.125% 1/23/19	77,000	76,111
3.5% 7/18/18	5,000,000	5,035,850
3.5% 7/23/20 (b)	1,355,000	1,336,233
Phillips 66 Co. 2.95% 5/1/17	1,260,000	1,284,084
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	3,000,000	2,866,080
5.75% 1/15/20	962,000	1,005,748
Schlumberger Investment SA 1.25% 8/1/17 (b)	1,000,000	994,508
Shell International Finance BV 2.125% 5/11/20	2,287,000	2,279,515
Southwestern Energy Co.:
3.3% 1/23/18	2,476,000	2,364,910
4.05% 1/23/20	864,000	765,592
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	29,860
Spectra Energy Partners, LP 2.95% 9/25/18	90,000	90,071
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,030,167
Total Capital International SA 2.125% 1/10/19	2,000,000	2,022,518
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TransCanada PipeLines Ltd.:
1.1096% 1/12/18 (d)	$ 2,500,000	$ 2,494,900
1.625% 11/9/17	3,000,000	2,993,394
1.875% 1/12/18	3,000,000	3,001,815
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	400,576
Western Gas Partners LP:
2.6% 8/15/18	1,257,000	1,233,965
5.375% 6/1/21	600,000	625,835
		90,217,286
TOTAL ENERGY		114,789,879
FINANCIALS - 34.7%
Banks - 16.5%
ABN AMRO Bank NV 2.5% 10/30/18 (b)	4,000,000	4,042,956
Australia & New Zealand Banking Group Ltd.:
1.45% 5/15/18	570,000	565,558
2.25% 6/13/19	2,000,000	2,002,928
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)	520,000	517,400
4% 4/14/19 (b)	2,575,000	2,439,813
6.369% 6/16/18 (b)	962,000	971,620
Bank of America Corp.:
1.7% 8/25/17	4,428,000	4,429,709
2% 1/11/18	11,200,000	11,243,490
2.25% 4/21/20	6,000,000	5,906,898
2.6% 1/15/19	7,495,000	7,577,760
2.65% 4/1/19	7,100,000	7,180,869
5.75% 12/1/17	1,150,000	1,237,676
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	2,016,032
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (b)	590,000	584,724
2.3% 3/5/20 (b)	3,000,000	2,970,024
2.35% 9/8/19 (b)	3,050,000	3,044,946
2.7% 9/9/18 (b)	500,000	508,369
Barclays PLC:
2% 3/16/18	5,000,000	4,982,050
2.75% 11/8/19	2,831,000	2,834,157
2.875% 6/8/20	3,000,000	3,009,300
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
BNP Paribas 2.375% 9/14/17	$ 6,000,000	$ 6,065,580
BNP Paribas SA 2.375% 5/21/20	3,000,000	2,981,880
BPCE SA:
1.625% 2/10/17	450,000	449,438
2.5% 7/15/19	2,000,000	2,014,862
Capital One NA:
2.35% 8/17/18	500,000	500,242
2.4% 9/5/19	2,000,000	1,984,526
CIT Group, Inc. 3.875% 2/19/19	3,090,000	3,093,863
Citigroup, Inc.:
0.603% 6/9/16 (d)	3,000,000	2,990,739
1.55% 8/14/17	2,000,000	1,996,534
1.7% 4/27/18	1,500,000	1,493,691
1.75% 5/1/18	2,870,000	2,858,465
1.85% 11/24/17	3,000,000	3,001,464
2.15% 7/30/18	2,000,000	2,011,840
2.4% 2/18/20	4,000,000	3,988,680
2.5% 9/26/18	1,500,000	1,521,797
2.5% 7/29/19	2,000,000	2,017,428
2.55% 4/8/19	3,000,000	3,036,003
2.65% 10/26/20	3,000,000	2,991,189
4.4% 6/10/25	2,604,000	2,648,161
Citizens Bank NA:
2.3% 12/3/18	1,384,000	1,332,100
2.45% 12/4/19	3,000,000	2,958,801
Comerica, Inc. 2.125% 5/23/19	345,000	344,000
Commonwealth Bank of Australia:
2.25% 3/13/19	750,000	753,467
2.3% 9/6/19	2,000,000	2,001,720
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	2,000,000	2,000,482
Credit Agricole SA 2.75% 6/10/20 (b)	8,000,000	8,098,424
Credit Suisse AG 6% 2/15/18	3,680,000	3,975,809
Credit Suisse New York Branch:
1.75% 1/29/18	2,000,000	1,997,956
2.3% 5/28/19	5,750,000	5,777,508
3% 10/29/21	1,500,000	1,504,733
Discover Bank:
2% 2/21/18	5,920,000	5,891,128
2.6% 11/13/18	2,000,000	2,007,302
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Fifth Third Bancorp:
2.3% 3/1/19	$ 279,000	$ 280,588
2.875% 7/27/20	3,200,000	3,211,475
4.5% 6/1/18	3,024,000	3,198,742
5.45% 1/15/17	291,000	303,722
Fifth Third Bank 2.375% 4/25/19	1,000,000	1,006,009
First Horizon National Corp. 3.5% 12/15/20	3,000,000	2,989,764
HBOS PLC 6.75% 5/21/18 (b)	509,000	558,890
HSBC Bank PLC 1.5% 5/15/18 (b)	1,570,000	1,559,652
HSBC U.S.A., Inc.:
2.375% 11/13/19	3,000,000	3,002,718
2.625% 9/24/18	262,000	267,111
Huntington Bancshares, Inc. 7% 12/15/20	180,000	210,987
Huntington National Bank 2.2% 4/1/19	1,000,000	992,909
ING Bank NV 1.8% 3/16/18 (b)	3,000,000	2,988,864
Intesa Sanpaolo SpA 2.375% 1/13/17	10,750,000	10,799,450
JPMorgan Chase & Co.:
1.35% 2/15/17	2,500,000	2,500,698
1.625% 5/15/18	4,500,000	4,486,469
2% 8/15/17	4,500,000	4,530,569
2.2% 10/22/19	10,058,000	10,071,629
2.25% 1/23/20	3,000,000	2,989,236
2.35% 1/28/19	1,942,000	1,963,292
2.55% 10/29/20	3,000,000	2,993,010
2.75% 6/23/20	3,000,000	3,036,537
KeyCorp. 2.3% 12/13/18	2,000,000	1,995,846
La Caisse Centrale 1.75% 1/29/18 (b)	4,000,000	3,974,960
Lloyds Bank PLC 1.75% 3/16/18	3,000,000	2,998,875
Manufacturers & Traders Trust Co. 2.1% 2/6/20	3,000,000	2,965,631
Mizuho Bank Ltd.:
1.55% 10/17/17 (b)	1,940,000	1,931,582
1.8% 3/26/18 (b)	1,500,000	1,490,826
2.45% 4/16/19 (b)	1,400,000	1,403,090
2.65% 9/25/19 (b)	2,000,000	2,013,068
MUFG Americas Holdings Corp. 2.25% 2/10/20	1,241,000	1,228,704
Nordea Bank AB 2.375% 4/4/19 (b)	1,000,000	1,006,609
PNC Bank NA:
1.5% 2/23/18	2,100,000	2,093,994
1.8% 11/5/18	2,000,000	1,998,546
2.4% 10/18/19	3,000,000	3,020,544
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Regions Financial Corp. 2% 5/15/18	$ 5,330,000	$ 5,307,459
Royal Bank of Canada 1.5% 1/16/18	2,720,000	2,717,557
Royal Bank of Scotland Group PLC 1.2666% 3/31/17 (d)	8,715,000	8,705,814
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	940,000	941,126
2.25% 7/11/19	3,500,000	3,486,900
2.45% 1/10/19	590,000	593,888
2.45% 1/16/20	3,000,000	2,997,783
2.65% 7/23/20	3,000,000	3,020,721
SunTrust Banks, Inc.:
2.35% 11/1/18	924,000	930,123
2.5% 5/1/19	550,000	554,279
3.5% 1/20/17	1,378,000	1,407,639
Svenska Handelsbanken AB 1.625% 3/21/18	2,000,000	1,997,440
The Toronto Dominion Bank:
2.25% 11/5/19	2,000,000	2,009,234
2.625% 9/10/18	1,200,000	1,229,400
Wells Fargo & Co.:
1.5% 1/16/18	1,300,000	1,298,752
2.15% 1/15/19	5,500,000	5,534,942
2.6% 7/22/20	3,000,000	3,025,134
		292,178,878
Capital Markets - 4.8%
Deutsche Bank AG London Branch:
1.4% 2/13/17	1,000,000	996,140
2.5% 2/13/19	2,250,000	2,271,454
Goldman Sachs Group, Inc.:
1.1372% 12/15/17 (d)	3,000,000	3,002,832
2.375% 1/22/18	8,850,000	8,963,050
2.625% 1/31/19	13,000,000	13,235,508
5.95% 1/18/18	1,693,000	1,838,126
6.15% 4/1/18	402,000	440,870
Lazard Group LLC:
4.25% 11/14/20	250,000	261,029
6.85% 6/15/17	125,000	133,315
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	1,999,604
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	43,203
6.875% 4/25/18	726,000	808,039
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
1.875% 1/5/18	$ 2,000,000	$ 2,007,898
2.125% 4/25/18	3,580,000	3,607,358
2.375% 7/23/19	9,660,000	9,724,345
2.5% 1/24/19	1,750,000	1,778,042
2.65% 1/27/20	11,000,000	11,082,643
4.75% 3/22/17	2,000,000	2,083,008
4.875% 11/1/22	2,000,000	2,163,120
5.5% 1/26/20	2,000,000	2,234,678
5.625% 9/23/19	112,000	124,677
5.95% 12/28/17	383,000	415,080
7.3% 5/13/19	603,000	702,367
UBS AG Stamford Branch:
1.0264% 3/26/18 (d)	3,000,000	2,994,273
1.375% 6/1/17	5,675,000	5,657,135
1.375% 8/14/17	6,700,000	6,675,351
		85,243,145
Consumer Finance - 4.7%
Ally Financial, Inc.:
3.25% 2/13/18	3,000,000	2,996,250
3.25% 11/5/18	3,000,000	2,996,250
American Express Co. 1.55% 5/22/18	3,000,000	2,987,676
American Express Credit Corp. 2.125% 3/18/19	5,520,000	5,531,062
American Honda Finance Corp. 1.5% 9/11/17 (b)	620,000	620,051
Capital One Financial Corp.:
2.45% 4/24/19	5,450,000	5,495,655
3.15% 7/15/16	1,605,000	1,625,059
Discover Financial Services 6.45% 6/12/17	3,381,000	3,599,883
Ford Motor Credit Co. LLC:
1.461% 3/27/17	2,000,000	1,983,496
1.684% 9/8/17	1,000,000	991,038
2.145% 1/9/18	2,500,000	2,491,250
2.24% 6/15/18	6,000,000	5,965,482
2.597% 11/4/19	5,000,000	4,928,995
2.875% 10/1/18	2,500,000	2,518,135
3% 6/12/17	4,500,000	4,554,545
3.157% 8/4/20	3,000,000	3,000,738
General Electric Capital Corp.:
2.2% 1/9/20	2,577,000	2,595,258
6.375% 11/15/67 (d)	1,275,000	1,354,688
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America:
1.45% 2/6/17 (b)	$ 632,000	$ 629,326
2% 3/19/18 (b)	1,891,000	1,873,690
2.125% 10/2/17 (b)	2,437,000	2,431,946
2.55% 2/6/19 (b)	4,759,000	4,737,361
2.6% 3/19/20 (b)	2,000,000	1,973,186
2.875% 8/9/18 (b)	2,606,000	2,640,556
John Deere Capital Corp. 1.6% 7/13/18	590,000	589,893
Synchrony Financial:
1.875% 8/15/17	173,000	172,595
2.7% 2/3/20	2,500,000	2,463,468
3% 8/15/19	3,000,000	3,014,517
Toyota Motor Credit Corp.:
1.55% 7/13/18	5,000,000	5,003,865
2% 10/24/18	2,500,000	2,526,490
		84,292,404
Diversified Financial Services - 1.5%
AIG Global Funding 1.65% 12/15/17 (b)	2,000,000	2,003,322
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	620,000	624,966
Brixmor Operating Partnership LP 3.875% 8/15/22	1,161,000	1,154,541
GE Capital International Funding Co.:
0.964% 4/15/16 (b)	5,424,000	5,430,574
2.342% 11/15/20 (b)	6,630,000	6,616,104
IntercontinentalExchange, Inc.:
2.5% 10/15/18	347,000	350,619
2.75% 12/1/20	619,000	621,032
McGraw Hill Financial, Inc. 2.5% 8/15/18 (b)	1,049,000	1,056,178
Moody's Corp. 2.75% 7/15/19	8,000,000	8,110,520
		25,967,856
Insurance - 3.8%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,173,000	1,165,475
AFLAC, Inc. 2.4% 3/16/20	6,000,000	6,032,088
AIA Group Ltd. 2.25% 3/11/19 (b)	3,529,000	3,520,728
American International Group, Inc.:
2.3% 7/16/19	5,304,000	5,305,061
5.85% 1/16/18	1,910,000	2,070,893
Aon Corp.:
3.125% 5/27/16	2,000,000	2,021,602
5% 9/30/20	2,178,000	2,394,641
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Aon PLC 2.8% 3/15/21	$ 5,000,000	$ 5,017,235
Assurant, Inc. 2.5% 3/15/18	2,000,000	2,013,812
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	259,000	260,619
Hartford Financial Services Group, Inc. 5.375% 3/15/17	18,000	18,844
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	5,599,000	6,021,131
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	495,000	495,685
2.35% 3/6/20	5,000,000	4,982,185
2.55% 10/15/18	517,000	523,861
MassMutual Global Funding II 2.35% 4/9/19 (b)	1,000,000	1,009,249
MetLife, Inc.:
1.756% 12/15/17 (d)	269,000	270,084
1.903% 12/15/17 (d)	180,000	181,148
Metropolitan Life Global Funding I:
1.3% 4/10/17 (b)	1,500,000	1,502,805
1.5% 1/10/18 (b)	4,431,000	4,420,082
2% 4/14/20 (b)	3,000,000	2,960,982
New York Life Global Funding 1.55% 11/2/18 (b)	3,500,000	3,480,036
Pacific LifeCorp 6% 2/10/20 (b)	1,579,000	1,767,141
Pricoa Global Funding I:
1.15% 11/25/16 (b)	2,000,000	2,001,848
1.6% 5/29/18 (b)	967,000	962,208
Principal Life Global Funding II 2.375% 9/11/19 (b)	2,200,000	2,205,672
Symetra Financial Corp. 6.125% 4/1/16 (b)	892,000	904,176
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	280,000	282,287
Unum Group:
5.625% 9/15/20	2,414,000	2,670,789
7.125% 9/30/16	704,000	735,753
		67,198,120
Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	197,017
American Campus Communities Operating Partnership LP 3.35% 10/1/20	1,272,000	1,273,426
Boston Properties, Inc.:
3.7% 11/15/18	1,787,000	1,857,440
5.875% 10/15/19	446,000	499,768
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
DDR Corp.:
4.75% 4/15/18	$ 1,634,000	$ 1,715,783
7.5% 4/1/17	389,000	416,833
Digital Delta Holdings LLC 3.4% 10/1/20 (b)	1,735,000	1,742,405
Duke Realty LP:
5.95% 2/15/17	354,000	371,426
6.75% 3/15/20	35,000	40,121
8.25% 8/15/19	7,000	8,338
Equity One, Inc.:
6% 9/15/17	509,000	541,048
6.25% 1/15/17	74,000	77,401
ERP Operating LP:
2.375% 7/1/19	1,641,000	1,647,000
3.375% 6/1/25	3,000,000	2,981,334
5.75% 6/15/17	1,003,000	1,065,446
Federal Realty Investment Trust:
2.55% 1/15/21	5,000,000	4,993,460
5.9% 4/1/20	5,000	5,667
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,026,679
HCP, Inc. 3.75% 2/1/16	272,000	273,278
Health Care Property Investors, Inc. 6% 1/30/17	750,000	785,285
Health Care REIT, Inc.:
2.25% 3/15/18	250,000	249,892
4.7% 9/15/17	2,436,000	2,552,887
HRPT Properties Trust:
6.25% 6/15/17	186,000	192,861
6.65% 1/15/18	95,000	100,981
Select Income REIT 2.85% 2/1/18	597,000	597,376
Simon Property Group LP 2.2% 2/1/19	462,000	465,176
United Dominion Realty Trust, Inc. 4.25% 6/1/18	431,000	451,275
		28,129,603
Real Estate Management & Development - 1.8%
BioMed Realty LP:
2.625% 5/1/19	3,295,000	3,211,337
3.85% 4/15/16	1,379,000	1,388,569
4.25% 7/15/22	277,000	266,570
6.125% 4/15/20	6,000	6,443
Brandywine Operating Partnership LP:
4.95% 4/15/18	51,000	53,520
5.7% 5/1/17	369,000	386,426
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP: - continued
6% 4/1/16	$ 2,124,000	$ 2,154,586
Essex Portfolio LP 5.5% 3/15/17	2,046,000	2,139,283
Liberty Property LP:
4.75% 10/1/20	1,045,000	1,116,156
5.5% 12/15/16	2,260,000	2,348,743
6.625% 10/1/17	2,707,000	2,919,570
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	435,688
4.5% 4/18/22	185,000	178,746
7.75% 8/15/19	1,298,000	1,450,640
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	405,000	420,164
Reckson Operating Partnership LP 6% 3/31/16	152,000	154,014
Regency Centers LP 5.875% 6/15/17	187,000	197,923
Tanger Properties LP 6.125% 6/1/20	606,000	688,275
Ventas Realty LP:
1.25% 4/17/17	1,882,000	1,870,708
1.55% 9/26/16	346,000	347,102
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	1,743,000	1,741,362
4% 4/30/19	6,000,000	6,270,480
Washington Prime Group LP 3.85% 4/1/20	2,090,000	2,116,388
		31,862,693
TOTAL FINANCIALS		614,872,699
HEALTH CARE - 4.0%
Biotechnology - 1.6%
AbbVie, Inc.:
1.75% 11/6/17	1,062,000	1,065,746
1.8% 5/14/18	3,972,000	3,967,444
2.5% 5/14/20	7,349,000	7,303,333
Amgen, Inc.:
0.7576% 5/22/17 (d)	3,000,000	2,992,695
1.25% 5/22/17	1,500,000	1,496,082
2.125% 5/1/20	1,618,000	1,599,556
2.2% 5/22/19	4,290,000	4,287,765
5.85% 6/1/17	446,000	474,138
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp.:
2.125% 8/15/18	$ 1,549,000	$ 1,554,703
2.875% 8/15/20	3,000,000	3,013,401
		27,754,863
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co.:
1.8% 12/15/17	1,486,000	1,489,317
2.675% 12/15/19	329,000	332,910
Medtronic, Inc.:
1.5% 3/15/18	1,770,000	1,775,931
2.5% 3/15/20	2,200,000	2,228,659
Zimmer Biomet Holdings, Inc. 2% 4/1/18	2,702,000	2,695,556
		8,522,373
Health Care Providers & Services - 0.9%
Cardinal Health, Inc. 1.95% 6/15/18	462,000	462,590
Coventry Health Care, Inc. 5.95% 3/15/17	264,000	278,301
Express Scripts Holding Co.:
1.25% 6/2/17	1,500,000	1,491,710
2.25% 6/15/19	1,000,000	995,245
Express Scripts, Inc. 3.125% 5/15/16	555,000	560,207
McKesson Corp. 2.284% 3/15/19	686,000	687,166
UnitedHealth Group, Inc.:
1.4% 10/15/17	2,128,000	2,131,822
1.9% 7/16/18	3,000,000	3,024,462
2.7% 7/15/20	1,361,000	1,385,258
2.875% 12/15/21	2,000,000	2,029,272
WellPoint, Inc.:
1.875% 1/15/18	326,000	326,861
2.25% 8/15/19	2,950,000	2,950,451
		16,323,345
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	136,000	135,718
2.15% 12/14/18	881,000	880,974
2.4% 2/1/19	3,086,000	3,097,230
		4,113,922
Pharmaceuticals - 0.8%
Actavis Funding SCS:
1.3% 6/15/17	2,400,000	2,382,650
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Actavis Funding SCS: - continued
2.35% 3/12/18	$ 3,000,000	$ 3,027,240
2.45% 6/15/19	352,000	350,787
3% 3/12/20	1,157,000	1,171,563
Bayer U.S. Finance LLC:
1.5% 10/6/17 (b)	1,863,000	1,865,347
2.375% 10/8/19 (b)	1,481,000	1,490,188
Mylan, Inc. 1.35% 11/29/16	160,000	158,984
Perrigo Co. PLC 1.3% 11/8/16	200,000	198,698
Perrigo Finance PLC 3.5% 12/15/21	263,000	258,357
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	210,000	210,310
Zoetis, Inc.:
1.875% 2/1/18	1,616,000	1,602,479
3.45% 11/13/20	493,000	496,888
		13,213,491
TOTAL HEALTH CARE		69,927,994
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.5%
L-3 Communications Corp. 1.5% 5/28/17	3,685,000	3,616,352
Lockheed Martin Corp. 2.5% 11/23/20	2,361,000	2,365,576
The Boeing Co. 1.65% 10/30/20	3,000,000	2,945,718
		8,927,646
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	131,410	135,024
6.795% 2/2/20	5,668	5,810
6.9% 7/2/19	53,325	55,021
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	190,145	201,554
8.36% 1/20/19	116,590	124,606
		522,015
Industrial Conglomerates - 0.7%
Covidien International Finance SA 6% 10/15/17	442,000	478,416
Danaher Corp.:
1.65% 9/15/18	3,976,000	3,982,560
2.4% 9/15/20	619,000	622,480
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
Roper Industries, Inc.:
2.05% 10/1/18	$ 2,919,000	$ 2,901,270
3% 12/15/20	5,100,000	5,098,062
		13,082,788
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	260,081
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	414,000	407,873
2.625% 9/4/18	1,628,000	1,614,367
3.75% 2/1/22	1,228,000	1,211,988
3.875% 4/1/21	500,000	505,000
4.75% 3/1/20	605,000	637,900
		4,377,128
TOTAL INDUSTRIALS		27,169,658
INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.4%
Cisco Systems, Inc.:
1.65% 6/15/18	3,000,000	3,019,713
2.125% 3/1/19	1,500,000	1,519,569
2.45% 6/15/20	3,000,000	3,052,896
		7,592,178
Electronic Equipment & Components - 0.5%
Amphenol Corp. 1.55% 9/15/17	1,426,000	1,422,278
Tyco Electronics Group SA:
2.35% 8/1/19	3,000,000	3,010,011
2.375% 12/17/18	99,000	99,465
6.55% 10/1/17	4,476,000	4,867,059
		9,398,813
IT Services - 0.4%
MasterCard, Inc. 2% 4/1/19	289,000	291,717
The Western Union Co.:
2.875% 12/10/17	773,000	785,115
3.65% 8/22/18	3,111,000	3,202,320
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Xerox Corp.:
2.75% 3/15/19	$ 2,585,000	$ 2,524,604
2.95% 3/15/17	1,057,000	1,068,487
		7,872,243
Software - 0.4%
Oracle Corp.:
2.25% 10/8/19	1,552,000	1,572,677
2.5% 5/15/22	5,000,000	4,957,955
		6,530,632
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc. 2.85% 5/6/21	850,000	872,440
Hewlett Packard Enterprise Co.:
2.85% 10/5/18 (b)	4,000,000	4,013,668
3.6% 10/15/20 (b)	3,000,000	3,023,784
		7,909,892
TOTAL INFORMATION TECHNOLOGY		39,303,758
MATERIALS - 1.5%
Chemicals - 0.7%
Albemarle Corp. U.S. 3% 12/1/19	1,321,000	1,313,063
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (b)	5,340,000	5,295,838
Ecolab, Inc.:
1.45% 12/8/17	335,000	333,033
1.55% 1/12/18	2,500,000	2,478,025
Monsanto Co. 2.125% 7/15/19	3,000,000	2,973,804
Sherwin-Williams Co. 1.35% 12/15/17	620,000	615,704
		13,009,467
Metals & Mining - 0.8%
Anglo American Capital PLC:
1.2705% 4/15/16 (b)(d)	1,624,000	1,617,381
3.625% 5/14/20 (b)	1,513,000	1,255,790
4.125% 4/15/21 (b)	620,000	511,557
9.375% 4/8/19 (b)	630,000	652,050
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	630,000	619,532
Freeport-McMoRan, Inc.:
2.3% 11/14/17	670,000	604,675
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan, Inc.: - continued
2.375% 3/15/18	$ 4,000,000	$ 3,401,720
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	2,440,000	2,423,213
Teck Resources Ltd. 3% 3/1/19	3,000,000	2,019,375
Vale Overseas Ltd. 6.25% 1/23/17	403,000	410,093
		13,515,386
TOTAL MATERIALS		26,524,853
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.:
1.4% 12/1/17	1,620,000	1,617,531
2.375% 11/27/18	10,000,000	10,132,180
2.45% 6/30/20	1,563,000	1,537,318
BellSouth Corp. 4.821% 4/26/16 (b)(d)	3,000,000	3,043,743
British Telecommunications PLC:
1.25% 2/14/17	1,000,000	997,522
1.625% 6/28/16	4,314,000	4,327,977
2.35% 2/14/19	4,296,000	4,312,866
CenturyLink, Inc. 6.15% 9/15/19	592,000	608,280
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (b)	923,000	929,978
5.75% 3/23/16	2,000,000	2,029,718
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	615,629
1.35% 6/9/17	750,000	750,435
2% 11/1/16	1,279,000	1,289,715
2.5% 9/15/16	1,044,000	1,055,895
2.625% 2/21/20	2,913,000	2,940,324
3.65% 9/14/18	6,000,000	6,324,558
4.5% 9/15/20	3,000,000	3,257,325
6.1% 4/15/18	3,425,000	3,772,055
		49,543,049
Wireless Telecommunication Services - 1.0%
America Movil S.A.B. de CV 2.375% 9/8/16	2,646,000	2,667,208
Vodafone Group PLC:
0.7521% 2/19/16 (d)	5,000,000	4,997,355
1.5% 2/19/18	2,625,000	2,614,886
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC: - continued
1.625% 3/20/17	$ 5,400,000	$ 5,412,285
5.45% 6/10/19	2,000,000	2,218,694
		17,910,428
TOTAL TELECOMMUNICATION SERVICES		67,453,477
UTILITIES - 4.6%
Electric Utilities - 2.3%
AmerenUE 6.4% 6/15/17	519,000	557,409
American Electric Power Co., Inc. 1.65% 12/15/17	827,000	820,961
Commonwealth Edison Co. 2.15% 1/15/19	188,000	187,640
Duke Energy Corp.:
0.704% 4/3/17 (d)	894,000	891,974
1.625% 8/15/17	3,304,000	3,310,000
2.1% 6/15/18	5,395,000	5,439,115
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	48,000	54,653
Edison International 3.75% 9/15/17	431,000	445,863
Eversource Energy 1.45% 5/1/18	153,000	150,736
Exelon Corp.:
1.55% 6/9/17	311,000	310,125
2.85% 6/15/20	458,000	459,174
FirstEnergy Corp.:
2.75% 3/15/18	4,652,000	4,671,459
4.25% 3/15/23	600,000	608,656
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	698,743
Hydro-Quebec 2% 6/30/16	2,500,000	2,518,500
IPALCO Enterprises, Inc. 3.45% 7/15/20	2,576,000	2,537,360
LG&E and KU Energy LLC 3.75% 11/15/20	2,000	2,074
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,750,326
6.5% 8/1/18	273,000	304,514
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	2,904,000	2,897,007
PacifiCorp 5.5% 1/15/19	2,750,000	3,034,708
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	123,171
Public Service Electric & Gas Co. 2.3% 9/15/18	2,000,000	2,027,656
TECO Finance, Inc.:
0.9196% 4/10/18 (d)	3,000,000	2,980,155
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
TECO Finance, Inc.: - continued
5.15% 3/15/20	$ 252,000	$ 274,745
Xcel Energy, Inc. 1.2% 6/1/17	3,153,000	3,138,553
		40,195,277
Gas Utilities - 0.1%
Texas Eastern Transmission LP 6% 9/15/17 (b)	1,096,000	1,168,175
Independent Power and Renewable Electricity Producers - 0.2%
Southern Power Co.:
1.85% 12/1/17	704,000	704,667
2.375% 6/1/20	1,087,000	1,056,705
TransAlta Corp. 1.9% 6/3/17	2,900,000	2,854,641
		4,616,013
Multi-Utilities - 2.0%
Ameren Illinois Co. 6.125% 11/15/17	62,000	67,335
Berkshire Hathaway Energy Co.:
1.1% 5/15/17	1,000,000	993,113
2% 11/15/18	544,000	542,649
Dominion Resources, Inc.:
1.4% 9/15/17	3,225,000	3,198,123
1.9% 6/15/18	2,540,000	2,529,878
2.5% 12/1/19	7,382,000	7,380,273
2.6266% 9/30/66 (d)	651,000	507,643
7.5% 6/30/66 (d)	567,000	492,666
NiSource Finance Corp.:
3.85% 2/15/23	700,000	719,197
5.45% 9/15/20	43,000	47,388
6.4% 3/15/18	888,000	974,100
NSTAR 4.5% 11/15/19	2,500,000	2,669,468
PG&E Corp. 2.4% 3/1/19	74,000	74,195
Puget Energy, Inc. 6.5% 12/15/20	991,000	1,142,609
Sempra Energy:
2.3% 4/1/17	4,935,000	4,973,088
2.4% 3/15/20	1,890,000	1,866,927
2.85% 11/15/20	1,392,000	1,398,167
Wisconsin Energy Corp.:
1.65% 6/15/18	3,006,000	2,996,781
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp.: - continued
2.45% 6/15/20	$ 2,901,000	$ 2,900,127
6.25% 5/15/67 (d)	454,000	372,280
		35,846,007
TOTAL UTILITIES		81,825,472
TOTAL NONCONVERTIBLE BONDS (Cost $1,265,704,552)		1,263,639,945
U.S. Treasury Obligations - 4.1%

U.S. Treasury Notes:
0.875% 10/15/17	16,230,000	16,218,590
1% 5/15/18	12,459,000	12,428,338
1.25% 11/15/18	33,510,000	33,536,158
1.375% 3/31/20 (c)	9,683,000	9,600,540
TOTAL U.S. TREASURY OBLIGATIONS (Cost $71,898,017)		71,783,626
U.S. Government Agency - Mortgage Securities - 0.7%

Fannie Mae - 0.5%
2.234% 1/1/40 (d)	173,435	183,851
2.298% 3/1/40 (d)	89,698	95,250
2.31% 12/1/39 (d)	49,216	52,338
2.403% 11/1/36 (d)	157,541	166,793
2.458% 3/1/40 (d)	122,310	130,094
2.476% 12/1/33 (d)	667,470	707,823
2.478% 7/1/35 (d)	80,424	85,373
2.516% 4/1/35 (d)	383,350	405,845
2.557% 6/1/42 (d)	57,734	59,396
2.686% 2/1/42 (d)	554,316	574,660
2.756% 1/1/42 (d)	471,222	489,132
2.951% 11/1/40 (d)	32,639	34,017
2.98% 9/1/41 (d)	36,882	38,533
2.991% 10/1/41 (d)	20,073	20,937
3.243% 7/1/41 (d)	62,201	65,489
3.3% 10/1/41 (d)	29,226	30,523
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.5% 7/1/26 to 10/1/29	$ 4,077,692	$ 4,305,578
3.553% 7/1/41 (d)	71,325	75,165
4.5% 3/1/35	37,300	40,592
6% 5/1/16 to 4/1/17	15,843	16,025
6.5% 5/1/16 to 8/1/36	528,633	610,343
7% 9/1/18 to 6/1/33	305,886	357,413
7.5% 8/1/17 to 3/1/28	102,047	118,771
8.5% 5/1/21 to 9/1/25	7,880	9,107
9.5% 2/1/25	560	612
10.5% 8/1/20	5,307	5,801
TOTAL FANNIE MAE		8,679,461
Freddie Mac - 0.2%
2.41% 4/1/40 (d)	92,637	98,171
2.527% 2/1/40 (d)	150,346	159,961
2.53% 4/1/40 (d)	92,445	98,386
3.211% 9/1/41 (d)	38,687	40,458
3.226% 4/1/41 (d)	42,435	44,437
3.293% 6/1/41 (d)	46,361	48,824
3.451% 5/1/41 (d)	36,625	38,130
3.5% 8/1/26	3,045,534	3,204,611
3.617% 6/1/41 (d)	68,750	72,784
3.706% 5/1/41 (d)	53,759	56,926
4.5% 8/1/18	195,312	202,413
5% 3/1/19	346,012	359,714
8.5% 9/1/24 to 8/1/27	30,496	36,297
TOTAL FREDDIE MAC		4,461,112
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	85,706	99,708
7.5% 2/15/28 to 10/15/28	3,521	4,198
8% 6/15/24	65	74
8.5% 10/15/21	24,197	27,379
11% 7/20/19 to 8/20/19	1,273	1,402
TOTAL GINNIE MAE		132,761
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $13,166,106)		13,273,334
Asset-Backed Securities - 8.3%
	Principal Amount	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.926% 4/25/35 (d)	$ 56,669	$ 51,227
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.847% 3/25/34 (d)	34,628	33,224
Ally Auto Receivables Trust Series 2015-SN1 Class A3, 1.21% 12/20/17	670,000	669,076
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	292,000	293,036
Series 2012-5 Class A, 1.54% 9/15/19	11,057,000	11,039,403
Series 2014-3 Class A, 1.33% 3/15/19	2,425,000	2,421,852
Series 2014-4 Class A2, 1.43% 6/17/19	3,870,000	3,861,125
Series 2014-5 Class A2, 1.6% 10/15/19	3,000,000	3,001,880
Series 2015-3 Class A, 1.63% 5/15/20	3,130,000	3,111,661
American Express Credit Account Master Trust:
Series 2014-3 Class A, 1.49% 4/15/20	2,000,000	2,006,669
Series 2014-4 Class A, 1.43% 6/15/20	3,780,000	3,787,088
AmeriCredit Automobile Receivables Trust:
Series 2013-5 Class A3, 0.9% 9/10/18	486,301	485,893
Series 2014-2 Class A3, 0.94% 2/8/19	1,300,000	1,296,094
Series 2014-4 Class A3, 1.27% 7/8/19	505,000	503,927
Series 2015-2 Class A3, 1.27% 1/8/20	3,000,000	2,976,062
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.247% 12/25/33 (d)	5,349	4,950
Series 2004-R2 Class M3, 1.022% 4/25/34 (d)	10,238	7,762
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.001% 3/25/34 (d)	4,092	3,755
Series 2004-W11 Class M2, 1.247% 11/25/34 (d)	63,962	62,167
Series 2004-W7 Class M1, 1.022% 5/25/34 (d)	185,706	173,768
Series 2006-W4 Class A2C, 0.357% 5/25/36 (d)	131,425	46,613
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.022% 4/25/34 (d)	144,878	131,343
Series 2006-HE2 Class M1, 0.591% 3/25/36 (d)	2,534	42
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	3,769,000	3,759,308
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.346% 2/25/35 (d)	391,377	351,701
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	692,754	692,516
Series 2014-3 Class A2, 1.18% 12/20/17	1,176,000	1,175,632
Series 2015-1 Class A2, 1.42% 6/20/18	1,807,000	1,805,466
Series 2015-2 Class A2, 1.39% 9/20/18	1,603,000	1,598,891
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Multi-Asset Execution Trust:
Series 2013-A3 Class A3, 0.96% 9/16/19	$ 2,365,000	$ 2,364,184
Series 2014-A5 Class A, 1.48% 7/15/20	2,200,000	2,204,985
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.337% 12/25/36 (d)	205,465	137,848
Chase Issuance Trust Series 2015-A2, Class A, 1.59% 2/18/20	3,000,000	3,008,440
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (b)	4,000,000	3,986,452
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (b)	2,585,472	2,587,797
Series 2014-VT1 Class A3, 1.5% 10/21/19 (b)	1,640,000	1,633,635
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6, 2.15% 7/15/21	1,390,000	1,404,463
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.471% 3/25/32 (d)	9,741	8,895
Series 2004-3 Class M4, 1.676% 4/25/34 (d)	7,506	6,832
Series 2004-4 Class M2, 0.992% 6/25/34 (d)	8,523	7,778
Dell Equipment Finance Trust Series 2015-1 Class A3, 1.3% 3/23/20 (b)	4,490,000	4,463,778
Discover Card Master Trust Series 2014-A5 Class A, 1.39% 4/15/20	1,780,000	1,781,731
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (b)	1,098,497	1,095,342
Series 2014-2 Class A2, 1.05% 3/20/20 (b)	3,020,294	3,006,393
Series 2015-1 Class A2, 1.3% 9/20/20 (b)	2,822,000	2,816,243
Fannie Mae Series 2004-T5 Class AB3, 1.0288% 5/28/35 (d)	4,436	4,124
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.372% 8/25/34 (d)	33,155	31,278
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (b)	3,299,000	3,316,093
Series 2015-1 Class A, 2.12% 7/15/26 (b)	2,785,000	2,772,733
Series 2015-2 Class A, 2.44% 1/15/27 (b)	3,480,000	3,491,400
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	8,055,000	8,028,028
Series 2014-1 Class A1, 1.2% 2/15/19	3,500,000	3,493,484
Series 2014-4 Class A1, 1.4% 8/15/19	11,000,000	10,972,139
Series 2015-1 Class A1, 1.42% 1/15/20	6,000,000	5,975,296
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.932% 1/25/35 (d)	81,136	70,869
Class M4, 1.217% 1/25/35 (d)	39,567	21,567
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7732% 2/25/47 (b)(d)	143,276	128,961
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust Series 2006-2A:
Class A, 0.377% 11/15/34 (b)(d)	$ 103,661	$ 98,468
Class B, 0.477% 11/15/34 (b)(d)	37,611	35,036
Class C, 0.577% 11/15/34 (b)(d)	62,074	55,191
Class D, 0.947% 11/15/34 (b)(d)	23,545	19,728
GM Financial Automobile Leasing Trust:
Series 2014-2A Class A3, 1.22% 1/22/18 (b)	1,950,000	1,949,255
Series 2015-1 Class A3, 1.53% 9/20/18	2,398,000	2,394,138
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (b)	2,732,000	2,712,042
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	33,390	847
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.541% 8/25/33 (d)	33,409	31,325
Series 2003-3 Class M1, 1.511% 8/25/33 (d)	38,409	36,708
Series 2003-5 Class A2, 0.921% 12/25/33 (d)	2,817	2,637
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.387% 1/25/37 (d)	141,116	90,655
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A3, 0.98% 11/15/17 (b)	1,200,000	1,198,537
Series 2015-A Class A3, 1.42% 9/17/18 (b)	2,402,000	2,404,447
Series 2015-B Class A3, 1.4% 11/15/18 (b)	2,966,000	2,956,179
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.521% 7/25/36 (d)	21,488	9,518
Series 2007-CH1 Class AV4, 0.327% 11/25/36 (d)	24,069	24,040
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.6564% 12/27/29 (d)	9,269	9,208
Series 2006-A Class 2C, 1.4764% 3/27/42 (d)	392,000	197,276
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.497% 5/25/37 (d)	37,149	448
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.947% 7/25/34 (d)	14,381	12,019
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.172% 7/25/34 (d)	36,764	33,733
Series 2006-FM1 Class A2B, 0.331% 4/25/37 (d)	22,783	22,589
Series 2006-OPT1 Class A1A, 0.717% 6/25/35 (d)	168,516	162,729
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.877% 8/25/34 (d)	4,895	4,529
Series 2004-NC8 Class M6, 2.096% 9/25/34 (d)	55,114	49,936
Series 2005-NC1 Class M1, 0.857% 1/25/35 (d)	30,406	28,518
Series 2005-NC2 Class B1, 1.952% 3/25/35 (d)	22,245	365
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.707% 9/25/35 (d)	162,650	144,673
Asset-Backed Securities - continued
	Principal Amount	Value
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	$ 2,500,000	$ 2,488,877
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.072% 9/25/34 (d)	60,741	56,905
Class M4, 2.372% 9/25/34 (d)	77,891	50,093
Series 2005-WCH1 Class M4, 1.442% 1/25/36 (d)	126,217	112,559
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.997% 4/25/33 (d)	582	539
Santander Drive Auto Receivables Trust:
Series 2013-4 Class B, 2.16% 1/15/20	273,546	274,311
Series 2013-5 Class A3, 0.82% 2/15/18	59,231	59,225
Series 2014-4 Class B, 1.82% 5/15/19	774,000	775,646
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.992% 3/25/35 (d)	86,827	80,364
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2872% 6/15/33 (d)	71,790	69,759
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.946% 9/25/34 (d)	4,718	4,059
Synchrony Credit Card Master Note Trust:
Series 2015-1 Class A, 2.37% 3/15/23	2,681,000	2,694,742
Series 2015-2 Class A, 1.6% 4/15/21	3,040,000	3,030,242
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.057% 9/25/34 (d)	2,472	2,165
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8871% 4/6/42 (b)(d)	316,998	161,669
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (b)	3,104,000	3,067,794
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (b)	2,226,000	2,229,217
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1199% 10/25/44 (b)(d)	203,978	203,835
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	1,759,000	1,749,055
World Omni Automobile Lease Securitization Trust Series 2014-A Class A3, 1.16% 9/15/17	1,160,000	1,158,111
TOTAL ASSET-BACKED SECURITIES (Cost $146,196,379)		147,126,840
Collateralized Mortgage Obligations - 2.0%
	Principal Amount	Value
Private Sponsor - 0.4%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.7363% 5/27/35 (b)(d)	$ 557,733	$ 573,961
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3068% 12/20/54 (d)	25,291	25,258
Series 2006-1A:
Class A5, 0.3468% 12/20/54 (b)(d)	378,530	378,265
Class C2, 1.4068% 12/20/54 (b)(d)	578,000	577,249
Series 2006-2 Class C1, 1.1468% 12/20/54 (d)	463,000	462,398
Series 2006-3 Class C2, 1.2068% 12/20/54 (d)	128,000	127,834
Series 2006-4:
Class B1, 0.3868% 12/20/54 (d)	521,000	520,505
Class C1, 0.9668% 12/20/54 (d)	319,000	318,585
Class M1, 0.5468% 12/20/54 (d)	137,000	136,863
Series 2007-1:
Class 1C1, 0.8068% 12/20/54 (d)	258,000	257,665
Class 1M1, 0.5068% 12/20/54 (d)	172,000	171,828
Class 2C1, 1.0668% 12/20/54 (d)	117,000	116,848
Class 2M1, 0.7068% 12/20/54 (d)	222,000	221,778
Series 2007-2 Class 2C1, 1.0573% 12/17/54 (d)	308,000	307,600
Granite Mortgages Series 2003-2 Class 1A3, 0.8172% 7/20/43 (d)	42,719	42,690
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.7672% 1/20/44 (d)	36,767	36,708
Series 2004-1 Class 2A1, 0.6651% 3/20/44 (d)	281,472	281,275
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.407% 5/25/47 (d)	30,590	28,200
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.391% 2/25/37 (d)	70,831	63,390
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 3% 11/25/25 (b)	1,798,000	1,797,998
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5469% 6/10/35 (b)(d)	43,564	39,633
Class B6, 3.0469% 6/10/35 (b)(d)	72,473	65,638
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (d)	2,597	2,548
TOTAL PRIVATE SPONSOR		6,554,717
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 1.6%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	$ 388,249	$ 409,533
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	4,020	4,113
Series 2015-28 Class P, 2.5% 5/25/45	7,981,020	8,045,259
Series 2014-57 Class A, 3% 9/25/44	2,275,298	2,327,360
Series 2015-28 Class JE, 3% 5/25/45	6,279,775	6,440,991
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	10,682	10,855
Series 2363 Class PF, 6% 9/15/16	9,285	9,409
Series 3820 Class DA, 4% 11/15/35	307,344	322,146
Series 3777 Class AC, 3.5% 12/15/25	542,398	567,890
Series 3949 Class MK, 4.5% 10/15/34	236,776	254,792
Series 4472 Class WL, 3% 5/15/45	2,847,773	2,917,328
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	7,761,659	7,889,322
TOTAL U.S. GOVERNMENT AGENCY		29,198,998
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $33,261,339)		35,753,715
Commercial Mortgage Securities - 8.7%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (b)	458,114	466,905
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4559% 2/14/43 (d)(f)	46,522	467
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class A4, 5.9975% 5/10/45 (d)	2,844,461	2,854,843
Series 2006-3 Class A4, 5.889% 7/10/44 (d)	5,053,619	5,083,508
Series 2006-6 Class A3, 5.369% 10/10/45	340,914	342,003
Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	831,299	840,838
Series 2007-2 Class A4, 5.6199% 4/10/49 (d)	3,713,000	3,831,211
Series 2007-3 Class A4, 5.5616% 6/10/49 (d)	670,710	694,827
Barclays Commercial Mortgage Securities LLC:
floater Series 2015-RRI Class A, 1.3458% 5/15/32 (b)(d)	2,015,000	1,996,708
Series 2015-STP Class A, 3.3228% 9/10/28 (b)	3,500,000	3,582,287
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.496% 12/25/33 (b)(d)	$ 3,644	$ 3,289
Series 2005-4A:
Class A2, 0.611% 1/25/36 (b)(d)	86,040	76,128
Class B1, 1.621% 1/25/36 (b)(d)	3,639	2,315
Class M1, 0.671% 1/25/36 (b)(d)	27,755	22,534
Class M2, 0.691% 1/25/36 (b)(d)	8,327	6,558
Class M3, 0.721% 1/25/36 (b)(d)	12,160	9,186
Class M4, 0.831% 1/25/36 (b)(d)	6,725	4,968
Class M5, 0.871% 1/25/36 (b)(d)	6,725	4,981
Class M6, 0.921% 1/25/36 (b)(d)	7,143	4,790
Series 2006-3A Class M4, 0.651% 10/25/36 (b)(d)	3,595	360
Series 2007-1 Class A2, 0.491% 3/25/37 (b)(d)	58,008	48,538
Series 2007-2A:
Class A1, 0.491% 7/25/37 (b)(d)	59,728	51,343
Class A2, 0.541% 7/25/37 (b)(d)	55,840	44,709
Class M1, 0.591% 7/25/37 (b)(d)	19,609	14,978
Class M2, 0.631% 7/25/37 (b)(d)	10,594	7,450
Class M3, 0.711% 7/25/37 (b)(d)	8,132	5,042
Series 2007-3:
Class A2, 0.511% 7/25/37 (b)(d)	53,000	42,973
Class M1, 0.531% 7/25/37 (b)(d)	11,757	8,925
Class M2, 0.561% 7/25/37 (b)(d)	12,614	9,102
Class M3, 0.591% 7/25/37 (b)(d)	19,459	9,586
Class M4, 0.721% 7/25/37 (b)(d)	30,790	10,088
Class M5, 0.821% 7/25/37 (b)(d)	14,806	2,323
Series 2007-4A Class M1, 1.147% 9/25/37 (b)(d)	21,132	4,449
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	701,381	714,107
Series 2006-PW14 Class A1A, 5.189% 12/11/38	361,270	371,207
Series 2006-T22 Class A1A, 5.6179% 4/12/38 (d)	522,877	525,583
Series 2006-PW12 Class A1A, 5.7074% 9/11/38 (d)	660,762	664,827
Series 2007-PW18 Class X2, 0.3004% 6/11/50 (b)(d)(f)	9,943,581	80
BXHTL Mortgage Trust Series 2015-JWRZ Class A, 1.23% 5/15/29 (b)(d)	2,065,000	2,046,930
C-BASS Trust floater Series 2006-SC1 Class A, 0.491% 5/25/36 (b)(d)	24,860	23,880
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	742,925	785,771
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.597% 12/15/27 (b)(d)	7,543,000	7,507,795
Commercial Mortgage Securities - continued
	Principal Amount	Value
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A, 2.808% 4/10/28 (b)	$ 5,000,000	$ 5,058,324
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	1,470,059	1,499,633
Series 2006-C4 Class A1A, 5.7922% 3/15/49 (d)	1,334,593	1,343,629
Series 2015-GC29 Class A2, 2.674% 4/10/48	1,388,000	1,407,361
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3358% 1/15/46 (d)	34,565	34,522
Series 2006-CD3 Class A5, 5.617% 10/15/48	251,014	254,659
Series 2006-CD2 Class A1B, 5.3368% 1/15/46 (d)	470,627	469,816
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.096% 6/11/27 (b)(d)	1,500,000	1,492,171
Series 2013-LC6 Class ASB, 2.478% 1/10/46	2,180,000	2,188,204
Series 2014-CR15 Class A2, 2.928% 2/10/47	3,957,000	4,051,662
Series 2014-CR17 Class A2, 3.012% 5/10/47	790,000	811,134
Series 2014-CR20 Class A2, 2.801% 11/10/47	987,000	1,008,368
Series 2014-UBS3 Class A2, 2.844% 6/10/47	1,960,000	2,003,737
Series 2015-CR22 Class A2, 2.856% 3/10/48	953,000	972,291
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.047% 4/15/17 (b)(d)	14,378	14,395
sequential payer:
Series 2006-C7 Class A1A, 5.7532% 6/10/46 (d)	807,472	816,366
Series 2006-C8:
Class A1A, 5.292% 12/10/46	1,095,842	1,125,104
Class A4, 5.306% 12/10/46	1,885,075	1,924,297
Series 2006-C7 Class A4, 5.7642% 6/10/46 (d)	772,159	778,015
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (d)	432,000	443,386
Series 2007-C3 Class A4, 5.699% 6/15/39 (d)	1,448,976	1,503,517
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(d)(f)	196	0
CSMC Series 2015-TOWN:
Class B, 2.097% 3/15/17 (b)(d)	264,000	262,354
Class C, 2.4458% 3/15/17 (b)(d)	257,000	255,197
Class D, 3.397% 3/15/17 (b)(d)	389,000	385,243
CSMC Trust floater Series 2014-ICE:
Class A, 0.9958% 4/15/27 (b)(d)	2,482,000	2,471,647
Class B, 1.3958% 4/15/27 (b)(d)	711,000	708,718
Commercial Mortgage Securities - continued
	Principal Amount	Value
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.497% 12/15/16 (b)(d)	$ 5,105,000	$ 5,095,263
Series 2015-NRF:
Class BFX, 3.4949% 12/15/19 (b)(d)	2,358,850	2,371,432
Class CFX, 3.4949% 12/15/19 (b)(d)	1,059,000	1,047,012
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,903,000	1,965,544
Series 2006-C1 Class A1A, 5.2841% 3/10/44 (d)	370,561	371,326
Series 2007-C1 Class A1A, 5.483% 12/10/49 (d)	5,041,785	5,245,121
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	920,536	949,012
Series 2006-GG7 Class A4, 5.8193% 7/10/38 (d)	3,115,507	3,136,820
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (b)	150,000	151,103
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1958% 7/15/31 (b)(d)	399,314	398,373
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	431,033	440,104
Class A4, 5.56% 11/10/39	6,073,223	6,095,602
Series 2012-GC6 Class A1, 1.282% 1/10/45	8,932	8,933
Series 2015-GC32 Class A2, 3.062% 7/10/48	2,500,000	2,573,310
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.1922% 11/5/30 (b)(d)	478,936	477,799
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	110,000	109,547
Class DFX, 4.4065% 11/5/30 (b)	1,039,000	1,038,992
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A2, 2.9213% 5/15/48	1,567,000	1,604,646
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.477% 11/15/18 (b)(d)	15,139	14,841
Class F, 0.527% 11/15/18 (b)(d)	44,014	42,316
Class G, 0.557% 11/15/18 (b)(d)	38,259	36,619
Class H, 0.697% 11/15/18 (b)(d)	29,463	28,138
Series 2014-BXH Class A, 1.097% 4/15/27 (b)(d)	1,100,000	1,098,589
Series 2014-FL5 Class A, 1.1758% 7/15/31 (b)(d)	1,700,000	1,688,659
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB16 Class A4, 5.552% 5/12/45	$ 1,421,934	$ 1,443,299
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	91,297	92,767
Class A4, 5.399% 5/15/45	2,371,284	2,390,118
Series 2007-LD11 Class A4, 5.7741% 6/15/49 (d)	29,781	30,637
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,716,064	3,822,457
Series 2011-C3 Class A3, 4.3877% 2/15/46 (b)	1,718,000	1,804,221
Series 2006-LDP7 Class A1A, 5.9107% 4/15/45 (d)	950,232	963,116
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A4, 5.156% 2/15/31	343,770	343,752
Series 2006-C6 Class A4, 5.372% 9/15/39	231,060	235,179
Series 2006-C7:
Class A1A, 5.335% 11/15/38	2,214,960	2,269,529
Class A2, 5.3% 11/15/38	66,461	66,740
Series 2007-C1 Class A4, 5.424% 2/15/40	3,017,790	3,098,484
Series 2006-C6 Class A1A, 5.342% 9/15/39 (d)	1,112,458	1,135,362
Series 2007-C7 Class A3, 5.866% 9/15/45	1,227,941	1,303,494
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.414% 1/12/44 (b)(d)	188,000	187,517
Series 2006-C2 Class A1A, 5.739% 8/12/43 (d)	676,187	687,264
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (d)	3,121	3,121
Series 2007-5 Class A4, 5.378% 8/12/48	4,703,778	4,830,862
Series 2006-1 Class AM, 5.5135% 2/12/39 (d)	506,000	508,420
Series 2007-6 Class B, 5.635% 3/12/51 (d)	216,000	67,510
Morgan Stanley BAML Trust Series 2014-C14 Class A2, 2.916% 2/15/47	817,000	837,590
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.397% 7/15/19 (b)(d)	40,774	40,782
Series 2007-XLFA:
Class D, 0.3858% 10/15/20 (b)(d)	31,745	31,712
Class E, 0.4458% 10/15/20 (b)(d)	95,138	94,932
Class F, 0.4958% 10/15/20 (b)(d)	57,094	56,973
Class G, 0.5358% 10/15/20 (b)(d)	70,577	70,398
Class H, 0.6258% 10/15/20 (b)(d)	44,426	44,037
Class J, 0.7758% 10/15/20 (b)(d)	25,649	25,059
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	$ 340,903	$ 352,496
Series 2011-C2 Class A4, 4.661% 6/15/44 (b)	1,445,000	1,583,519
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (d)	850,442	857,973
Series 2006-IQ11 Class A1A, 5.7465% 10/15/42 (d)	650,906	655,213
Series 2007-IQ14 Class A4, 5.692% 4/15/49	1,195,000	1,239,080
Series 2007-T27 Class A1A, 5.6454% 6/11/42 (d)	819,239	860,504
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (b)	19,528	19,815
SCG Trust Series 2013-SRP1 Class A, 1.5958% 11/15/26 (b)(d)	2,027,000	2,018,448
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	376,347	378,725
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.7993% 9/15/21 (b)(d)	33,550	31,857
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	1,557,052	1,602,626
Class A4, 5.308% 11/15/48	554,753	564,028
Series 2007-C30 Class A5, 5.342% 12/15/43	5,468,000	5,634,671
Series 2007-C32 Class A3, 5.7127% 6/15/49 (d)	367,000	378,765
Series 2007-C33:
Class A4, 5.9524% 2/15/51 (d)	3,108,534	3,227,220
Class A5, 5.9524% 2/15/51 (d)	143,000	151,690
Series 2006-C23 Class A1A, 5.422% 1/15/45	784,020	783,517
Series 2006-C24 Class A1A, 5.557% 3/15/45 (d)	511,976	514,670
Series 2006-C25 Class A1A, 5.715% 5/15/43 (d)	733,589	742,391
Series 2006-C26 Class A1A, 6.009% 6/15/45 (d)	784,149	794,361
Series 2006-C27:
Class A1A, 5.749% 7/15/45 (d)	439,999	444,805
Class A3, 5.765% 7/15/45 (d)	747,426	750,316
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,318,500
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class A, 1.3178% 11/15/29 (b)(d)	1,589,600	1,581,363
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $157,300,842)		154,973,128
Municipal Securities - 0.7%
	Principal Amount	Value
Illinois Gen. Oblig.:
Series 2011:
4.961% 3/1/16	$ 6,320,000	$ 6,380,293
5.877% 3/1/19	4,545,000	4,875,058
Series 2013, 2.69% 12/1/17	500,000	497,030
TOTAL MUNICIPAL SECURITIES (Cost $11,786,599)		11,752,381
Foreign Government and Government Agency Obligations - 0.2%

Brazilian Federative Republic 6% 1/17/17	2,000,000	2,070,000
New Brunswick Province 2.75% 6/15/18	1,300,000	1,341,678
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,390,237)		3,411,678
Supranational Obligations - 0.0%

International Bank for Reconstruction & Development 1% 6/15/18 (Cost $425,407)	426,000	423,271
Bank Notes - 2.4%

Bank of America NA:
1.25% 2/14/17	2,420,000	2,420,622
1.65% 3/26/18	1,924,000	1,921,241
1.75% 6/5/18	2,000,000	1,997,648
5.3% 3/15/17	250,000	261,390
Barclays Bank PLC 2.5% 2/20/19	1,300,000	1,314,253
Capital One Bank NA:
1.3% 6/5/17	1,000,000	992,012
2.25% 2/13/19	1,000,000	997,135
Capital One NA 1.65% 2/5/18	3,000,000	2,975,601
Discover Bank 3.1% 6/4/20	1,499,000	1,514,740
Fifth Third Bank:
1.45% 2/28/18	580,000	575,789
2.875% 10/1/21	2,000,000	1,989,518
First Tennessee Bank NA, Memphis 2.95% 12/1/19	5,000,000	4,979,750
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,897,048
KeyBank NA:
1.65% 2/1/18	397,000	396,051
2.5% 12/15/19	3,783,000	3,798,351
Bank Notes - continued
	Principal Amount	Value
Manufacturers & Traders Trust Co. 2.3% 1/30/19	$ 1,100,000	$ 1,103,519
Marshall & Ilsley Bank 5% 1/17/17	778,000	804,844
Regions Bank 7.5% 5/15/18	250,000	279,363
Regions Financial Corp. 2.25% 9/14/18	3,000,000	3,006,306
The Toronto Dominion Bank 2.125% 7/2/19	5,000,000	5,017,225
U.S. Bank NA 2.125% 10/28/19	2,186,000	2,194,298
Union Bank NA 2.125% 6/16/17	700,000	705,985
Wachovia Bank NA 6% 11/15/17	570,000	618,217
TOTAL BANK NOTES (Cost $41,593,567)		41,760,906
Fixed-Income Funds - 0.9%
	Shares
Fidelity Specialized High Income Central Fund (e) (Cost $16,686,379)	160,484	16,043,555
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 0.18% (a) (Cost $7,001,120)	7,001,120	7,001,120
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,768,410,544)		1,766,943,499
NET OTHER ASSETS (LIABILITIES) - 0.3%		5,811,371
NET ASSETS - 100%		$ 1,772,754,870
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 19,081	$ (1,830)	$ -	$ (1,830)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $296,415,173 or 16.7% of net assets.

(c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $119,970.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,810
Fidelity Specialized High Income Central Fund	221,210
Total	$ 234,020
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 16,060,481	$ 223,629	$ -	$ 16,043,555	1.9%
Other Information

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,263,639,945	$ -	$ 1,263,639,945	$ -
U.S. Government and Government Agency Obligations	71,783,626	-	71,783,626	-
U.S. Government Agency - Mortgage Securities	13,273,334	-	13,273,334	-
Asset-Backed Securities	147,126,840	-	146,955,611	171,229
Collateralized Mortgage Obligations	35,753,715	-	35,753,715	-
Commercial Mortgage Securities	154,973,128	-	154,972,768	360
Municipal Securities	11,752,381	-	11,752,381	-
Foreign Government and Government Agency Obligations	3,411,678	-	3,411,678	-
Supranational Obligations	423,271	-	423,271	-
Bank Notes	41,760,906	-	41,760,906	-
Fixed-Income Funds	16,043,555	16,043,555	-	-
Money Market Funds	7,001,120	7,001,120	-	-
Total Investments in Securities:	$ 1,766,943,499	$ 23,044,675	$ 1,743,727,235	$ 171,589
Derivative Instruments:
Liabilities
Swaps	$ (1,830)	$ -	$ (1,830)	$ -
Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $1,766,336,703. Net unrealized appreciation aggregated $606,796, of which $14,816,884 related to appreciated investment securities and $14,210,088 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Mortgage
Securities Fund

November 30, 2015

1.813053.111

AMOR-QTLY-0116

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 90.0%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 41.0%
1.814% 9/1/36 (e)	$ 87	$ 90
2.07% 4/1/37 (e)	105	110
2.135% 1/1/35 (e)	183	192
2.148% 3/1/36 (e)	130	137
2.298% 3/1/40 (e)	194	206
2.302% 6/1/36 (e)	43	45
2.31% 4/1/36 (e)	149	157
2.317% 5/1/36 (e)	220	233
2.352% 7/1/35 (e)	46	49
2.375% 10/1/36 (e)	172	183
2.393% 9/1/36 (e)	71	75
2.403% 11/1/36 (e)	41	43
2.408% 7/1/35 (e)	5	6
2.411% 8/1/35 (e)	286	303
2.458% 3/1/35 (e)	30	31
2.468% 6/1/36 (e)	408	434
2.5% 2/1/30	134	136
2.5% 12/1/30 (b)	7,500	7,599
2.525% 5/1/36 (e)	36	38
2.532% 10/1/33 (e)	41	44
2.686% 2/1/42 (e)	667	691
2.756% 1/1/42 (e)	602	625
2.78% 9/1/37 (e)	29	31
3% 12/1/30 (b)	9,100	9,421
3% 11/1/42 to 3/1/44	39,005	39,316
3% 12/1/45 (b)	17,600	17,676
3% 12/1/45 (b)	2,900	2,913
3% 12/1/45 (b)	6,200	6,227
3% 12/1/45 (b)	3,100	3,113
3.007% 8/1/41 (e)	414	432
3.346% 9/1/41 (e)	130	138
3.463% 12/1/40 (e)	5,824	6,157
3.5% 4/1/29 to 8/1/45	57,334	59,646
3.5% 12/1/45 (b)	26,200	27,138
3.5% 12/1/45 (b)	23,200	24,030
4% 11/1/26 to 4/1/45	94,830	100,953
4% 12/1/45 (b)	9,250	9,814
4.5% 5/1/25 to 4/1/45	81,196	88,209
5% 5/1/20 to 11/1/44	4,450	4,935
5.5% 2/1/18 to 4/1/39	3,686	4,139
5.565% 8/1/46 (e)	44	46
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.5% 3/1/16 to 5/1/38	$ 1,531	$ 1,738
7% 3/1/17 to 5/1/30	975	1,120
7.5% 8/1/22 to 9/1/32	605	719
8% 12/1/29 to 3/1/37	15	18
8.5% 2/1/22 to 7/1/31	67	78
9% 10/1/30	199	247
9.5% 7/1/16 to 8/1/22	5	5
		419,686
Freddie Mac - 19.6%
1.925% 3/1/35 (e)	107	111
2.05% 6/1/37 (e)	30	31
2.095% 8/1/37 (e)	77	81
2.096% 11/1/35 (e)	266	279
2.105% 3/1/36 (e)	290	304
2.121% 5/1/37 (e)	74	78
2.333% 4/1/37 (e)	97	103
2.361% 10/1/42 (e)	670	709
2.385% 6/1/37 (e)	21	23
2.415% 6/1/37 (e)	271	289
2.481% 5/1/34 (e)	6	7
2.491% 6/1/37 (e)	493	522
2.595% 4/1/37 (e)	9	9
2.698% 6/1/33 (e)	738	784
2.757% 12/1/36 (e)	398	423
2.795% 7/1/36 (e)	73	78
3% 11/1/42 to 6/1/43	14,579	14,683
3% 12/1/45 (b)	23,100	23,171
3.03% 10/1/36 (e)	13	14
3.083% 9/1/41 (e)	621	647
3.176% 10/1/35 (e)	41	43
3.432% 12/1/40 (e)	2,515	2,637
3.5% 4/1/42 to 6/1/45	68,473	70,965
4% 2/1/41 to 7/1/45	30,489	32,431
4.5% 7/1/25 to 8/1/44 (d)	11,714	12,696
5% 7/1/33 to 7/1/41 (c)	15,100	16,771
5.5% 10/1/17 to 10/1/39	10,994	12,283
6% 5/1/16 to 6/1/39	2,502	2,816
6.5% 2/1/16 to 9/1/39	4,077	4,623
7% 6/1/21 to 9/1/36	1,396	1,619
7.5% 12/1/15 to 7/1/34	1,695	2,003
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
8% 11/1/16 to 1/1/37	$ 18	$ 21
8.5% 8/1/16 to 9/1/20	1	1
9% 9/1/16 to 5/1/21	9	9
10% 3/1/16 to 12/1/18	0	0
		201,264
Ginnie Mae - 29.4%
3% 6/15/42 to 4/15/45	7,493	7,630
3% 12/1/45 (b)	24,700	25,103
3% 12/1/45 (b)	12,650	12,856
3.5% 3/15/42 to 8/20/43	20,760	21,750
3.5% 12/1/45 (b)	30,300	31,645
3.5% 12/1/45 (b)	15,100	15,770
3.5% 12/1/45 (b)	13,500	14,099
3.5% 12/1/45 (b)	9,500	9,922
3.5% 1/1/46 (b)	30,300	31,566
3.5% 1/1/46 (b)	9,500	9,897
3.5% 1/1/46 (b)	13,500	14,064
3.5% 1/1/46 (b)	5,600	5,834
4% 7/20/33 to 7/20/45	44,131	47,000
4% 12/1/45 (b)	1,200	1,275
4.5% 8/15/33 to 5/20/41	32,784	35,720
5% 9/20/33 to 6/15/41	10,302	11,569
5.5% 10/15/33 to 9/15/39	3,036	3,446
6.5% 10/15/34 to 7/15/36	185	215
7% 2/15/24 to 4/20/32	858	1,005
7.5% 12/15/21 to 12/15/29	322	375
8% 6/15/21 to 12/15/25	180	208
8.5% 1/15/17 to 10/15/28	149	176
9% 11/20/17	0	0
10.5% 10/20/17 to 2/20/18	2	2
		301,127
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $911,868)		922,077
Asset-Backed Securities - 5.3%

American Credit Acceptance Receivables Trust Series 2015-3 Class A, 1.57% 9/12/19 (a)	4,836	4,832
Carnow Auto Receivables Trust Series 2014-1A Class A, 0.96% 1/17/17 (a)	232	232
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
CFC LLC:
Series 2013-2A Class A, 1.75% 11/15/17 (a)	$ 428	$ 427
Series 2014-1A Class A, 1.46% 12/17/18 (a)	1,688	1,686
Citi Held For Asset Issuance 2 Series 2015-PM2 Class A, 2.35% 3/15/22 (a)	4,670	4,659
CPS Auto Receivables Trust:
Series 2013-C Class A, 1.64% 4/16/18 (a)	891	890
Series 2013-D Class A, 1.54% 7/16/18 (a)	1,436	1,433
CPS Auto Trust Series 2015-C Class A, 1.77% 6/17/19 (a)	9,798	9,792
Drive Auto Receivables Trust Series 2015-DA Class A2A, 1.23% 6/15/18 (a)	6,100	6,098
Exeter Automobile Receivables Trust Series 2014-2A Class A, 1.06% 8/15/18 (a)	1,032	1,030
Flagship Credit Auto Trust Series 2015-3 Class A, 2.34% 10/15/20 (a)	3,130	3,130
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	50	1
JPMorgan Mortgage Acquisition Trust:
Series 2007-CH1 Class AF3, 5.532% 11/25/36	1,337	1,346
Series 2007-CH4 Class A3, 0.307% 2/25/32 (e)	1,628	1,613
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 0.511% 8/25/36 (e)	5,300	5,056
Nationstar HECM Loan Trust Series 2015-1A Class A, 3.844% 5/25/18 (a)	2,945	2,947
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (a)	6,730	6,738
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.627% 5/25/35 (e)	1,995	1,928
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1, 3.125% 6/25/54 (a)	48	48
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (a)	890	888
TOTAL ASSET-BACKED SECURITIES (Cost $54,832)		54,774
Collateralized Mortgage Obligations - 16.4%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 7.9%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.3339% 6/27/36 (a)(e)	$ 7,469	$ 7,203
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 2.7392% 12/26/35 (a)(e)	1,472	1,495
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.4592% 4/26/36 (a)(e)	342	334
BCAP LLC Trust sequential payer:
Series 2010-RR11 Class 6A1, 2.6391% 3/27/36 (a)(e)	3,699	3,687
Series 2012-RR5 Class 8A5, 0.416% 7/26/36 (a)(e)	1,008	956
Citigroup Mortgage Loan Trust sequential payer:
Series 2012-A Class A, 2.5% 6/25/51 (a)	3,465	3,409
Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(e)	6,812	6,830
Credit Suisse Commercial Mortgage Trust:
floater Series 2010-15R Class 5A5, 0.5539% 11/26/35 (a)(e)	5,500	5,408
Series 2014-15R Class 7A3, 1.145% 10/26/37 (a)(e)	2,635	2,581
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.7363% 5/27/35 (a)(e)	521	536
CSMC:
floater Series 2015-1R Class 6A1, 0.4739% 5/27/37 (a)(e)	4,518	4,192
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (a)	4,536	4,499
Series 2014-3R Class 2A1, 0.8939% 5/27/37 (a)(e)	1,360	1,288
Exeter Automobile Receivables Trust Series 2015-2A Class A, 1.54% 11/15/19 (a)	7,911	7,878
FDIC Trust Series 2013-N1 Class A, 4.5% 10/25/18 (a)	410	411
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6605% 10/25/34 (e)	361	361
Granite Master Issuer PLC floater Series 2007-1 Class 1B1, 0.3468% 12/20/54 (e)	6,767	6,761
Granite Mortgages floater Series 2003-2 Class 1B, 1.2972% 7/20/43 (e)	3,201	3,198
JPMorgan Re-REMIC Trust floater Series 2009-5 Class 2A1, 1.7983% 1/26/37 (a)(e)	323	322
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.407% 5/25/47 (e)	252	232
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4611% 7/25/19 (e)	1,308	1,325
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.391% 2/25/37 (e)	1,411	1,263
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Morgan Stanley Re-REMIC Trust Series 2010-R6 Class 1A, 2.6101% 2/26/37 (a)(e)	$ 3,326	$ 3,359
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 3% 11/25/25 (a)	1,041	1,041
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5832% 4/25/33 (e)	123	122
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.837% 9/25/43 (e)	4,278	4,130
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/18	206	207
Series 2003-MS5 Class 1A1, 5% 3/25/18	242	246
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.6094% 9/25/33 (e)	987	982
Series 2005-AR10 Class 2A15, 2.6952% 6/25/35 (e)	5,505	5,645
Series 2005-AR2 Class 1A2, 2.6285% 3/25/35 (e)	236	218
Series 2006-AR10 Class 3A1, 2.7256% 7/25/36 (e)	934	921
TOTAL PRIVATE SPONSOR		81,040
U.S. Government Agency - 8.5%
Fannie Mae:
floater Series 2003-118 Class S, 7.879% 12/25/33 (e)(g)(h)	343	79
planned amortization class:
Series 1994-23 Class PZ, 6% 2/25/24	2,077	2,278
Series 1999-17 Class PG, 6% 4/25/29	652	713
Series 1999-32 Class PL, 6% 7/25/29	587	643
Series 1999-33 Class PK, 6% 7/25/29	386	423
Series 2001-52 Class YZ, 6.5% 10/25/31	45	52
Series 2005-39 Class TE, 5% 5/25/35	960	1,051
Series 2005-73 Class SA, 16.9754% 8/25/35 (e)(h)	74	94
Series 2006-105 Class MD, 5.5% 6/25/35	287	290
Series 2011-35 Class PA, 4% 2/25/39	328	334
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	646	707
Series 2001-31 Class ZC, 6.5% 7/25/31	287	329
Series 2002-16 Class ZD, 6.5% 4/25/32	93	108
Series 2002-74 Class SV, 7.329% 11/25/32 (e)(g)	237	43
Series 2002-79 Class Z, 5.5% 11/25/22	318	351
Series 2012-67 Class AI, 4.5% 7/25/27 (g)	868	119
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 06-116 Class SG, 6.419% 12/25/36 (e)(g)(h)	$ 219	$ 42
Series 07-40 Class SE, 6.219% 5/25/37 (e)(g)(h)	141	23
Series 1993-165 Class SH, 19.1747% 9/25/23 (e)(h)	33	45
Series 2003-21 Class SK, 7.879% 3/25/33 (e)(g)(h)	107	29
Series 2003-35 Class TQ, 7.279% 5/25/18 (e)(g)(h)	44	3
Series 2007-57 Class SA, 39.294% 6/25/37 (e)(h)	452	938
Series 2007-66 Class SB, 38.274% 7/25/37 (e)(h)	148	282
Series 2008-12 Class SG, 6.129% 3/25/38 (e)(g)(h)	769	138
Series 2009-114 Class AI, 5% 12/25/23 (g)	221	8
Series 2009-16 Class SA, 6.029% 3/25/24 (e)(g)(h)	136	4
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	143	6
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	89	7
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	133	11
Series 2010-12 Class AI, 5% 12/25/18 (g)	480	24
Series 2010-135 Class LS, 5.829% 12/25/40 (e)(g)(h)	702	126
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	903	127
Series 2010-23:
Class AI, 5% 12/25/18 (g)	196	9
Class HI, 4.5% 10/25/18 (g)	146	7
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	431	19
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	287	21
Series 2011-67 Class AI, 4% 7/25/26 (g)	238	28
Series 2011-83 Class DI, 6% 9/25/26 (g)	339	44
Series 2013-N1 Class A, 6.499% 6/25/35 (e)(g)(h)	730	164
Series 2015-70 Class JC, 3% 10/25/45	4,031	4,140
Series 2015-78 Class CA, 3% 11/25/45	9,971	10,227
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 8/25/18 (g)	125	6
Series 348 Class 14, 6.5% 8/25/34 (e)(g)	191	42
Series 351:
Class 12, 5.5% 4/25/34 (e)(g)	130	24
Class 13, 6% 3/25/34 (g)	173	35
Series 359 Class 19, 6% 7/25/35 (e)(g)	119	24
Series 384 Class 6, 5% 7/25/37 (g)	437	86
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	732	803
Series 2104 Class PG, 6% 12/15/28	210	229
Series 2121 Class MG, 6% 2/15/29	295	323
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2154 Class PT, 6% 5/15/29	$ 493	$ 539
Series 2162 Class PH, 6% 6/15/29	77	84
Series 2520 Class BE, 6% 11/15/32	364	398
Series 2585 Class KS, 7.403% 3/15/23 (e)(g)(h)	36	5
Series 2693 Class MD, 5.5% 10/15/33	6,246	7,032
Series 2802 Class OB, 6% 5/15/34	1,755	1,955
Series 3002 Class NE, 5% 7/15/35	589	644
Series 3189 Class PD, 6% 7/15/36	610	693
Series 3415 Class PC, 5% 12/15/37	185	199
Series 3786 Class HI, 4% 3/15/38 (g)	854	98
Series 3806 Class UP, 4.5% 2/15/41	1,407	1,508
Series 3832 Class PE, 5% 3/15/41	960	1,081
Series 70 Class C, 9% 9/15/20	5	5
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	99	109
Series 2135 Class JE, 6% 3/15/29	363	397
Series 2274 Class ZM, 6.5% 1/15/31	167	192
Series 2281 Class ZB, 6% 3/15/30	137	149
Series 2357 Class ZB, 6.5% 9/15/31	327	379
Series 2502 Class ZC, 6% 9/15/32	368	405
Series 06-3115 Class SM, 6.403% 2/15/36 (e)(g)(h)	181	31
Series 1658 Class GZ, 7% 1/15/24	444	493
Series 2013-4281 Class AI, 4% 12/15/28 (g)	2,042	233
Series 2380 Class SY, 8.003% 11/15/31 (e)(g)(h)	1,334	271
Series 2587 Class IM, 6.5% 3/15/33 (g)	197	41
Series 2844:
Class SC, 45.5195% 8/15/24 (e)(h)	14	24
Class SD, 83.889% 8/15/24 (e)(h)	21	49
Series 2935 Class ZK, 5.5% 2/15/35	1,567	1,767
Series 2947 Class XZ, 6% 3/15/35	672	759
Series 3055 Class CS, 6.393% 10/15/35 (e)(g)	251	45
Series 3244 Class SG, 6.463% 11/15/36 (e)(g)(h)	517	100
Series 3274 Class SM, 6.233% 2/15/37 (e)(g)	293	53
Series 3284 Class CI, 5.923% 3/15/37 (e)(g)	1,102	201
Series 3287 Class SD, 6.553% 3/15/37 (e)(g)(h)	713	144
Series 3297 Class BI, 6.563% 4/15/37 (e)(g)(h)	1,051	214
Series 3336 Class LI, 6.383% 6/15/37 (e)(g)	472	74
Series 3772 Class BI, 4.5% 10/15/18 (g)	292	14
Series 3949 Class MK, 4.5% 10/15/34	418	450
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 3955 Class YI, 3% 11/15/21 (g)	$ 1,560	$ 92
Series 4471 Class PA 4% 12/15/40	6,437	6,756
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	275	314
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	3,201	3,629
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.493% 6/16/37 (e)(g)(h)	242	41
Series 2010-H17 Class FA, 0.5235% 7/20/60 (e)(i)	292	291
Series 2010-H18 Class AF, 0.4947% 9/20/60 (e)(i)	352	348
Series 2010-H19 Class FG, 0.4947% 8/20/60 (e)(i)	424	419
Series 2011-H13 Class FA, 0.6947% 4/20/61 (e)(i)	174	173
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (g)	544	89
sequential payer:
Series 2002-24 Class SK, 7.753% 4/16/32 (e)(g)(h)	1,182	250
Series 2002-42 Class ZA, 6% 6/20/32	431	491
Series 2004-24 Class ZM, 5% 4/20/34	882	978
Series 1999-40 Class SE, 8.753% 11/16/29 (e)(g)(h)	261	11
Series 2001-3 Class S, 7.903% 2/16/31 (e)(g)	269	55
Series 2001-36:
Class SB, 7.903% 12/16/23 (e)(g)(h)	695	123
Class SP, 8.553% 9/16/26 (e)(g)	494	77
Series 2001-38 Class SB, 7.383% 8/16/31 (e)(g)(h)	439	85
Series 2001-41 Class SG, 8.553% 9/16/31 (e)(g)	241	33
Series 2001-49:
Class SC, 7.403% 12/16/25 (e)(g)(h)	927	154
Class SL, 7.403% 5/16/30 (e)(g)(h)	1,220	232
Class SV, 8.053% 12/16/28 (e)(g)(h)	406	27
Series 2001-50:
Class SD, 7.9933% 11/20/31 (e)(g)(h)	641	158
Class ST, 7.503% 8/16/27 (e)(g)(h)	271	55
Series 2002-5 Class SP, 7.253% 1/16/32 (e)(g)(h)	446	76
Series 2004-32 Class GS, 6.303% 5/16/34 (e)(g)(h)	410	91
Series 2004-73 Class AL, 7.003% 8/17/34 (e)(g)(h)	156	30
Series 2010-98 Class HS, 6.3933% 8/20/40 (e)(g)	772	108
Series 2011-52 Class HI, 7% 4/16/41 (g)	1,623	378
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2012-76 Class GS, 6.503% 6/16/42 (e)(g)(h)	$ 803	$ 159
Series 2012-97 Class JS, 6.053% 8/16/42 (e)(g)(h)	2,801	482
Series 2013-124:
Class ES, 8.391% 4/20/39 (e)(h)	1,482	1,644
Class ST, 8.5243% 8/20/39 (e)(h)	2,784	3,262
Series 2013-147 Class A/S, 5.9433% 10/20/43 (e)(g)	1,349	216
Series 2013-160 Class MS, 5.9933% 9/20/32 (e)(g)(h)	2,328	430
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	13,637	13,860
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)	5,184	5,269
Ginnie Mae pass thru certificates Series 2010-85 Class SE, 6.3433% 7/20/40 (e)(g)	845	117
TOTAL U.S. GOVERNMENT AGENCY		87,496
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $166,547)		168,536
Commercial Mortgage Securities - 15.6%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4559% 2/14/43 (e)(g)	748	8
Banc of America Commercial Mortgage Trust:
Series 2006-4 Class A1A, 5.617% 7/10/46 (e)	2,154	2,178
Series 2007-2 Class A4, 5.6199% 4/10/49 (e)	1,293	1,334
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	5,587	5,718
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.531% 7/25/37 (a)(e)	40	30
Class M2, 0.561% 7/25/37 (a)(e)	41	30
Class M3, 0.591% 7/25/37 (a)(e)	67	33
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.597% 12/15/27 (a)(e)	9,000	8,958
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class AAB, 3.522% 9/10/58	3,059	3,149
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD2 Class A4, 5.3358% 1/15/46 (e)	146	145
Series 2006-CD3 Class A5, 5.617% 10/15/48	179	182
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer: - continued
Series 2007-CD4 Class A4, 5.322% 12/11/49	$ 5,102	$ 5,214
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.096% 6/11/27 (a)(e)	5,000	4,974
Series 2014-CR20 Class ASB, 3.305% 11/10/47	5,016	5,164
Series 2015-PC1 Class A5, 3.902% 7/10/50	3,400	3,546
CSMC Series 2015-TOWN:
Class A, 1.4458% 3/15/17 (a)(e)	7,804	7,777
Class B, 2.097% 3/15/17 (a)(e)	185	184
Class C, 2.4458% 3/15/17 (a)(e)	180	179
Class D, 3.397% 3/15/17 (a)(e)	273	270
CSMC Trust floater Series 2014-ICE Class A, 0.9958% 4/15/27 (a)(e)	1,292	1,287
Freddie Mac:
sequential payer:
Series K033 Class A2, 3.06% 7/25/23	8,600	8,899
Series K034 Class A2, 3.531% 7/25/23	5,549	5,919
Series K035 Class A2, 3.458% 8/25/23	1,022	1,084
Series K032 Class A2, 3.31% 5/25/23	1,628	1,713
Series K036 Class A2, 3.527% 10/25/23	2,681	2,854
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series K038 Class A2, 3.389% 3/25/24	1,630	1,722
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.497% 12/15/16 (a)(e)	12,750	12,726
Series 2015-NRF Class AFX, 3.2349% 12/15/19 (a)	7,000	7,160
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	544	562
Series 2007-C1 Class A1A, 5.483% 12/10/49 (e)	4,832	5,027
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1958% 7/15/31 (a)(e)	513	512
Series 2015-GC34 Class XA, 1.537% 10/10/48 (e)(g)	10,695	1,040
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.446% 11/15/29 (a)(e)	844	844
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C26 Class ASB, 3.2884% 1/15/48	3,700	3,783
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMBB Commercial Mortgage Securities Trust: - continued
Series 2015-C31 Class ASB, 3.5395% 8/15/48	$ 10,300	$ 10,626
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH Class A, 1.097% 4/15/27 (a)(e)	5,000	4,994
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,331	1,352
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	970	986
Series 2007-LD11 Class A4, 5.7741% 6/15/49 (e)	4,140	4,259
Series 2007-CB20 Class A1A, 5.746% 2/12/51	2,516	2,654
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	181
Series 2006-1 Class AM, 5.5135% 2/12/39 (e)	304	305
Morgan Stanley Capital I Trust sequential payer Series 2007-IQ15 Class A4, 5.9171% 6/11/49 (e)	1,653	1,728
SCG Trust Series 2013-SRP1 Class A, 1.5958% 11/15/26 (a)(e)	2,783	2,771
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	6,842	7,042
Series 2007-C31:
Class A4, 5.509% 4/15/47	313	326
Class A5, 5.5% 4/15/47	8,506	8,808
Series 2007-C32 Class A3, 5.7127% 6/15/49 (e)	1,150	1,187
Series 2007-C33 Class A4, 5.9524% 2/15/51 (e)	1,806	1,875
Series 2006-C23 Class A1A, 5.422% 1/15/45	332	332
Series 2006-C27 Class A1A, 5.749% 7/15/45 (e)	1,793	1,813
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31 Class XA, 1.1265% 11/15/48 (e)(g)	11,200	904
Series 2015-SG1 Class ASB, 3.556% 12/15/47	3,000	3,096
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $160,547)		159,444
Fixed-Income Funds - 0.2%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,642)	14,946	1,629
Cash Equivalents - 1.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.13%, dated 11/30/15 due 12/1/15 (Collateralized by U.S. Government Obligations) # (Cost $18,589)	$ 18,589	$ 18,589
TOTAL INVESTMENT PORTFOLIO - 129.3% (Cost $1,314,025)		1,325,049
NET OTHER ASSETS (LIABILITIES) - (29.3)%		(300,497)
NET ASSETS - 100%		$ 1,024,552
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
4.5% 12/1/45	$ (5,400)	(5,837)
Ginnie Mae
3.5% 12/1/45	(30,300)	(31,645)
3.5% 12/1/45	(9,500)	(9,922)
3.5% 12/1/45	(13,500)	(14,099)
3.5% 12/1/45	(5,600)	(5,849)
3.5% 12/1/45	(9,500)	(9,922)
TOTAL GINNIE MAE		(71,437)
TOTAL TBA SALE COMMITMENTS (Proceeds $77,215)		$ (77,274)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
LCH	Dec. 2017	$ 35,000	3-month LIBOR	1.5%	$ 5	$ 0	$ 5
LCH	Dec. 2018	11,700	3-month LIBOR	1.75%	(7)	0	(7)
LCH	Dec. 2020	26,200	3-month LIBOR	2%	(172)	0	(172)
LCH	Dec. 2025	17,100	3-month LIBOR	2.5%	(176)	0	(176)
LCH	Dec. 2045	1,150	3-month LIBOR	2.75%	(49)	0	(49)
TOTAL INTEREST RATE SWAPS					$ (399)	$ 0	$ (399)

(1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $158,707,000 or 15.5% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,391,000.

(d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $168,000.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
Values shown as $0 may reflect amounts less than $500.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$18,589,000 due 12/01/15 at 0.13%
Commerz Markets LLC	$ 18,589
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 9
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,622	$ 10	$ -	$ 1,629	0.0%
Other Information

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 922,077	$ -	$ 922,077	$ -
Asset-Backed Securities	54,774	-	54,774	-
Collateralized Mortgage Obligations	168,536	-	168,536	-
Commercial Mortgage Securities	159,444	-	159,444	-
Fixed-Income Funds	1,629	1,629	-	-
Cash Equivalents	18,589	-	18,589	-
Total Investments in Securities:	$ 1,325,049	$ 1,629	$ 1,323,420	$ -
Derivative Instruments:
Assets
Swaps	$ 5	$ -	$ 5	$ -
Liabilities
Swaps	$ (404)	$ -	$ (404)	$ -
Total Derivative Instruments:	$ (399)	$ -	$ (399)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (77,274)	$ -	$ (77,274)	$ -
Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $1,314,023,000. Net unrealized appreciation aggregated $11,026,000, of which $17,031,000 related to appreciated investment securities and $6,005,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Short
Fixed-Income Fund

November 30, 2015

1.813055.111

SFI-QTLY-0116

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 43.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.9%
Automobiles - 1.7%
American Honda Finance Corp.:
0.95% 5/5/17	$ 1,580,000	$ 1,573,702
1.125% 10/7/16	1,248,000	1,250,945
Daimler Finance North America LLC:
1.375% 8/1/17 (c)	1,642,000	1,629,099
1.45% 8/1/16 (c)	1,429,000	1,431,374
1.65% 3/2/18 (c)	821,000	814,109
1.65% 5/18/18 (c)	1,600,000	1,581,856
General Motors Financial Co., Inc. 2.4% 4/10/18	1,827,000	1,819,111
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (c)	1,642,000	1,585,207
1.65% 5/22/18 (c)	1,000,000	944,928
Volkswagen International Finance NV 1.6% 11/20/17 (c)	1,090,000	1,049,363
		13,679,694
Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (c)	1,000,000	1,005,173
COX Communications, Inc. 6.25% 6/1/18 (c)	411,000	443,686
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 2.4% 3/15/17	1,642,000	1,661,499
Thomson Reuters Corp. 0.875% 5/23/16	440,000	439,996
Time Warner Cable, Inc. 5.85% 5/1/17	2,675,000	2,804,984
Time Warner, Inc. 6.875% 6/15/18	1,300,000	1,459,839
Viacom, Inc. 2.2% 4/1/19	821,000	808,908
Walt Disney Co. 1.1% 12/1/17	802,000	802,176
		9,426,261
TOTAL CONSUMER DISCRETIONARY		23,105,955
CONSUMER STAPLES - 2.5%
Beverages - 0.3%
Heineken NV 1.4% 10/1/17 (c)	457,000	456,109
SABMiller Holdings, Inc. 2.45% 1/15/17 (c)	2,184,000	2,205,095
		2,661,204
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.1%
CVS Health Corp. 1.9% 7/20/18	$ 733,000	$ 737,251
Walgreens Boots Alliance, Inc. 1.75% 11/17/17	212,000	211,290
		948,541
Food Products - 0.8%
General Mills, Inc.:
0.875% 1/29/16	798,000	798,122
1.4% 10/20/17	2,053,000	2,052,947
H.J. Heinz Co. 1.6% 6/30/17 (c)	1,180,000	1,181,167
The J.M. Smucker Co. 1.75% 3/15/18	533,000	531,595
Tyson Foods, Inc. 2.65% 8/15/19	821,000	826,940
William Wrigley Jr. Co. 1.4% 10/21/16 (c)	560,000	561,561
		5,952,332
Tobacco - 1.3%
BAT International Finance PLC:
1.85% 6/15/18 (c)	2,000,000	2,003,580
2.75% 6/15/20 (c)	1,570,000	1,590,061
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (c)	867,000	867,887
2.05% 7/20/18 (c)	2,000,000	1,996,266
Philip Morris International, Inc. 1.25% 8/11/17	1,349,000	1,351,763
Reynolds American, Inc.:
2.3% 6/12/18	349,000	353,447
3.25% 6/12/20	1,069,000	1,095,122
6.75% 6/15/17	1,350,000	1,449,868
		10,707,994
TOTAL CONSUMER STAPLES		20,270,071
ENERGY - 3.5%
Energy Equipment & Services - 0.3%
Nabors Industries, Inc. 2.35% 9/15/16	473,000	471,894
Noble Holding International Ltd. 4% 3/16/18	60,000	56,672
Petrofac Ltd. 3.4% 10/10/18 (c)	1,478,000	1,445,574
		1,974,140
Oil, Gas & Consumable Fuels - 3.2%
BG Energy Capital PLC 2.875% 10/15/16 (c)	1,109,000	1,122,830
BP Capital Markets PLC:
1.375% 5/10/18	895,000	888,827
2.248% 11/1/16	1,084,000	1,096,466
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd. 1.75% 1/15/18	$ 340,000	$ 333,984
Columbia Pipeline Group, Inc. 2.45% 6/1/18 (c)	1,054,000	1,048,423
ConocoPhillips Co. 1.5% 5/15/18	1,500,000	1,491,350
Enbridge, Inc.:
0.779% 6/2/17 (d)	1,459,000	1,430,125
0.9755% 10/1/16 (d)	2,053,000	2,039,471
Enterprise Products Operating LP:
1.65% 5/7/18	1,000,000	986,941
2.55% 10/15/19	162,000	160,088
Marathon Petroleum Corp. 3.5% 3/1/16	1,399,000	1,407,723
Petro-Canada 6.05% 5/15/18	821,000	892,198
Petrobras Global Finance BV:
2% 5/20/16	1,642,000	1,612,772
3.25% 3/17/17	1,232,000	1,151,920
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	945,000	940,275
Petroleos Mexicanos 3.125% 1/23/19	143,000	141,350
Phillips 66 Co. 2.95% 5/1/17	534,000	544,207
Schlumberger Investment SA 1.25% 8/1/17 (c)	1,232,000	1,225,234
Shell International Finance BV 2.125% 5/11/20	1,184,000	1,180,125
Southwestern Energy Co. 3.3% 1/23/18	321,000	306,598
Spectra Energy Partners, LP 2.95% 6/15/16	257,000	258,801
TransCanada PipeLines Ltd.:
1.0066% 6/30/16 (d)	3,284,000	3,283,057
1.625% 11/9/17	750,000	748,349
1.875% 1/12/18	1,642,000	1,642,993
		25,934,107
TOTAL ENERGY		27,908,247
FINANCIALS - 23.2%
Banks - 13.8%
ABN AMRO Bank NV 1.1232% 10/28/16 (c)(d)	3,740,000	3,754,175
Australia & New Zealand Banking Group Ltd. 1.25% 1/10/17	1,339,000	1,341,118
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (c)	957,000	952,215
Bank of America Corp.:
1.25% 1/11/16	3,449,000	3,450,587
2% 1/11/18	2,340,000	2,349,086
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
2.6% 1/15/19	$ 1,000,000	$ 1,011,042
Bank of Montreal 1.4% 4/10/18	800,000	794,762
Bank of Nova Scotia 1.375% 12/18/17	878,000	875,014
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (c)	1,807,000	1,809,006
1.45% 9/8/17 (c)	1,150,000	1,140,800
1.55% 9/9/16 (c)	945,000	948,912
1.7% 3/5/18 (c)	1,642,000	1,630,595
Barclays Bank PLC 5% 9/22/16	1,642,000	1,693,487
Barclays PLC 2% 3/16/18	1,000,000	996,410
BNP Paribas 2.375% 9/14/17	1,700,000	1,718,581
BPCE SA 1.625% 2/10/17	1,080,000	1,078,650
Citigroup, Inc.:
1.2799% 7/25/16 (d)	1,642,000	1,646,048
1.3% 11/15/16	1,445,000	1,447,198
1.55% 8/14/17	4,105,000	4,097,886
1.7% 4/27/18	780,000	776,719
1.85% 11/24/17	821,000	821,401
2.15% 7/30/18	750,000	754,440
2.5% 9/26/18	1,200,000	1,217,437
2.5% 7/29/19	805,000	812,015
Citizens Bank NA:
1.6% 12/4/17	1,642,000	1,624,662
2.45% 12/4/19	1,240,000	1,222,971
Commonwealth Bank of Australia 1.125% 3/13/17	1,766,000	1,765,382
Credit Suisse New York Branch:
0.8967% 5/26/17 (d)	1,642,000	1,636,250
1.375% 5/26/17	4,105,000	4,094,696
1.75% 1/29/18	1,642,000	1,640,322
Discover Bank:
2% 2/21/18	2,053,000	2,042,988
2.6% 11/13/18	1,000,000	1,003,651
Fifth Third Bancorp 4.5% 6/1/18	1,027,000	1,086,345
Fifth Third Bank 2.15% 8/20/18	963,000	969,201
HSBC Bank PLC 1.5% 5/15/18 (c)	1,090,000	1,082,816
HSBC U.S.A., Inc.:
1.5% 11/13/17	821,000	818,286
1.7% 3/5/18	994,000	992,045
Huntington National Bank 2% 6/30/18	1,570,000	1,567,052
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
ING Bank NV 1.8% 3/16/18 (c)	$ 1,000,000	$ 996,288
Intesa Sanpaolo SpA 2.375% 1/13/17	3,428,000	3,443,769
JPMorgan Chase & Co.:
1.35% 2/15/17	6,568,000	6,569,832
2% 8/15/17	1,642,000	1,653,154
KeyBank NA 1.7% 6/1/18	1,183,000	1,178,838
La Caisse Centrale 1.75% 1/29/18 (c)	1,232,000	1,224,288
Lloyds Bank PLC 1.75% 3/16/18	1,232,000	1,231,538
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (c)	1,232,000	1,226,115
Mizuho Bank Ltd.:
0.7755% 9/25/17 (c)(d)	1,642,000	1,636,586
1.55% 10/17/17 (c)	2,693,000	2,681,315
MUFG Americas Holdings Corp. 1.625% 2/9/18	238,000	236,565
MUFG Union Bank NA 1.5% 9/26/16	753,000	755,723
Nordea Bank AB 1.875% 9/17/18 (c)	1,200,000	1,197,364
PNC Bank NA:
1.5% 2/23/18	1,100,000	1,096,854
1.8% 11/5/18	1,500,000	1,498,910
Regions Financial Corp. 2% 5/15/18	1,654,000	1,647,005
Royal Bank of Canada:
1.2% 1/23/17	1,036,000	1,038,240
1.5% 1/16/18	1,815,000	1,813,370
2.2% 7/27/18	821,000	830,478
Royal Bank of Scotland Group PLC 1.2666% 3/31/17 (d)	1,807,000	1,805,095
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	2,053,000	2,049,218
1.45% 7/19/16	2,053,000	2,058,276
1.75% 1/16/18	1,642,000	1,638,397
1.8% 7/18/17	1,618,000	1,619,938
SunTrust Banks, Inc. 3.5% 1/20/17	1,190,000	1,215,596
Wells Fargo Bank NA 0.5716% 5/16/16 (d)	3,695,000	3,693,178
Westpac Banking Corp.:
1.2% 5/19/17	2,217,000	2,215,849
1.5% 12/1/17	1,642,000	1,642,598
2% 8/14/17	1,848,000	1,864,817
		110,423,445
Capital Markets - 2.8%
Deutsche Bank AG London Branch 1.4% 2/13/17	4,105,000	4,089,155
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
1.0476% 5/22/17 (d)	$ 1,000,000	$ 999,398
1.748% 9/15/17	2,874,000	2,872,868
2.375% 1/22/18	1,807,000	1,830,083
2.55% 10/23/19	830,000	838,102
2.625% 1/31/19	1,232,000	1,254,319
JPMorgan Chase & Co. 1.7% 3/1/18	821,000	820,094
Lazard Group LLC 6.85% 6/15/17	28,000	29,863
Morgan Stanley:
1.875% 1/5/18	821,000	824,242
2.375% 7/23/19	700,000	704,663
2.5% 1/24/19	2,000,000	2,032,048
5.45% 1/9/17	2,792,000	2,916,839
UBS AG Stamford Branch:
1.375% 6/1/17	590,000	588,143
1.375% 8/14/17	1,618,000	1,612,047
1.8% 3/26/18	1,174,000	1,175,286
		22,587,150
Consumer Finance - 2.2%
American Express Credit Corp.:
1.125% 6/5/17	2,053,000	2,044,954
2.8% 9/19/16	797,000	808,772
Discover Financial Services 6.45% 6/12/17	2,587,000	2,754,480
Ford Motor Credit Co. LLC:
1.461% 3/27/17	1,000,000	991,748
1.684% 9/8/17	1,642,000	1,627,284
2.145% 1/9/18	1,642,000	1,636,253
2.24% 6/15/18	895,000	889,851
3% 6/12/17	2,422,000	2,451,357
Hyundai Capital America:
1.45% 2/6/17 (c)	1,151,000	1,146,130
2% 3/19/18 (c)	821,000	813,485
2.125% 10/2/17 (c)	1,196,000	1,193,520
2.875% 8/9/18 (c)	583,000	590,731
John Deere Capital Corp. 1.6% 7/13/18	279,000	278,950
Synchrony Financial 1.875% 8/15/17	193,000	192,549
		17,420,064
Diversified Financial Services - 1.2%
AIG Global Funding 1.65% 12/15/17 (c)	1,232,000	1,234,046
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	$ 1,092,000	$ 1,100,746
Berkshire Hathaway, Inc. 1.55% 2/9/18	912,000	914,496
GE Capital International Funding Co. 0.964% 4/15/16 (c)	6,281,000	6,288,613
McGraw Hill Financial, Inc. 2.5% 8/15/18 (c)	489,000	492,346
		10,030,247
Insurance - 2.4%
ACE INA Holdings, Inc. 2.3% 11/3/20	543,000	539,517
AFLAC, Inc. 2.4% 3/16/20	1,000,000	1,005,348
American International Group, Inc.:
2.3% 7/16/19	1,983,000	1,983,397
5.85% 1/16/18	979,000	1,061,468
Aon Corp.:
3.125% 5/27/16	1,027,000	1,038,093
5% 9/30/20	703,000	772,926
Assurant, Inc. 2.5% 3/15/18	920,000	926,354
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	963,000	975,779
MetLife, Inc.:
1.756% 12/15/17 (d)	382,000	383,539
1.903% 12/15/17 (d)	166,000	167,059
Metropolitan Life Global Funding I:
1.3% 4/10/17 (c)	3,284,000	3,290,141
1.5% 1/10/18 (c)	2,101,000	2,095,823
New York Life Global Funding 1.55% 11/2/18 (c)	1,610,000	1,600,817
Pricoa Global Funding I:
1.15% 11/25/16 (c)	904,000	904,835
1.9% 9/21/18 (c)	750,000	751,025
Principal Life Global Funding II 2.25% 10/15/18 (c)	1,500,000	1,512,650
Prudential Financial, Inc. 2.3% 8/15/18	300,000	302,587
TIAA Asset Management Finance LLC 2.95% 11/1/19 (c)	238,000	239,944
		19,551,302
Real Estate Investment Trusts - 0.4%
Boston Properties, Inc. 3.7% 11/15/18	825,000	857,520
DDR Corp. 9.625% 3/15/16	271,000	277,226
ERP Operating LP 2.375% 7/1/19	528,000	529,930
Health Care REIT, Inc.:
2.25% 3/15/18	280,000	279,879
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc.: - continued
4.7% 9/15/17	$ 500,000	$ 523,992
Select Income REIT 2.85% 2/1/18	395,000	395,249
		2,863,796
Real Estate Management & Development - 0.4%
Mack-Cali Realty LP 2.5% 12/15/17	633,000	628,225
Ventas Realty LP:
1.25% 4/17/17	405,000	402,570
1.55% 9/26/16	236,000	236,752
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	572,000	571,462
Washington Prime Group LP 3.85% 4/1/20	1,191,000	1,206,038
		3,045,047
TOTAL FINANCIALS		185,921,051
HEALTH CARE - 3.1%
Biotechnology - 0.9%
AbbVie, Inc.:
1.75% 11/6/17	1,532,000	1,537,403
1.8% 5/14/18	2,061,000	2,058,636
2.5% 5/14/20	1,100,000	1,093,165
Amgen, Inc. 1.25% 5/22/17	1,634,000	1,629,732
Celgene Corp. 2.125% 8/15/18	718,000	720,644
		7,039,580
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 1.8% 12/15/17	1,129,000	1,131,520
Medtronic, Inc. 1.5% 3/15/18	1,358,000	1,362,551
Zimmer Biomet Holdings, Inc. 2% 4/1/18	1,563,000	1,559,272
		4,053,343
Health Care Providers & Services - 0.5%
Cardinal Health, Inc. 1.95% 6/15/18	229,000	229,292
Express Scripts Holding Co. 1.25% 6/2/17	2,045,000	2,033,697
UnitedHealth Group, Inc. 1.9% 7/16/18	1,400,000	1,411,416
WellPoint, Inc. 1.875% 1/15/18	532,000	533,405
		4,207,810
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	$ 253,000	$ 252,476
2.15% 12/14/18	398,000	397,988
		650,464
Pharmaceuticals - 1.1%
Actavis Funding SCS:
1.416% 3/12/18 (d)	2,053,000	2,059,350
2.35% 3/12/18	1,642,000	1,656,909
3% 3/12/20	687,000	695,647
Bayer U.S. Finance LLC:
1.5% 10/6/17 (c)	1,710,000	1,712,155
2.375% 10/8/19 (c)	1,100,000	1,106,824
Mylan, Inc. 1.35% 11/29/16	299,000	297,102
Perrigo Co. PLC 1.3% 11/8/16	302,000	300,034
Zoetis, Inc.:
1.15% 2/1/16	803,000	803,294
1.875% 2/1/18	143,000	141,804
3.45% 11/13/20	223,000	224,759
		8,997,878
TOTAL HEALTH CARE		24,949,075
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.3%
L-3 Communications Corp. 1.5% 5/28/17	813,000	797,855
Lockheed Martin Corp. 1.85% 11/23/18	1,600,000	1,602,171
		2,400,026
Industrial Conglomerates - 0.3%
Danaher Corp. 1.65% 9/15/18	1,842,000	1,845,039
Roper Industries, Inc. 2.05% 10/1/18	750,000	745,445
		2,590,484
Trading Companies & Distributors - 0.1%
Air Lease Corp. 2.125% 1/15/18	405,000	399,006
TOTAL INDUSTRIALS		5,389,516
INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.65% 6/15/18	1,200,000	1,207,885
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.6%
Amphenol Corp. 1.55% 9/15/17	$ 1,394,000	$ 1,390,362
Tyco Electronics Group SA:
2.375% 12/17/18	185,000	185,869
6.55% 10/1/17	2,775,000	3,017,446
		4,593,677
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	915,000	929,341
3.65% 8/22/18	522,000	537,323
		1,466,664
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co. 2.85% 10/5/18 (c)	2,000,000	2,006,834
TOTAL INFORMATION TECHNOLOGY		9,275,060
MATERIALS - 0.8%
Chemicals - 0.5%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (c)	1,970,000	1,953,708
Ecolab, Inc.:
1.45% 12/8/17	488,000	485,135
1.55% 1/12/18	1,642,000	1,627,567
		4,066,410
Metals & Mining - 0.3%
Anglo American Capital PLC 1.2705% 4/15/16 (c)(d)	966,000	962,063
Freeport-McMoRan, Inc. 2.3% 11/14/17	549,000	495,473
Rio Tinto Finance (U.S.A.) PLC 1.1743% 6/17/16 (d)	821,000	821,586
		2,279,122
TOTAL MATERIALS		6,345,532
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.:
1.4% 12/1/17	904,000	902,622
2.45% 6/30/20	823,000	809,477
2.95% 5/15/16	986,000	995,268
BellSouth Corp. 4.821% 4/26/16 (c)(d)	1,500,000	1,521,872
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
British Telecommunications PLC:
1.25% 2/14/17	$ 2,298,000	$ 2,292,306
1.625% 6/28/16	1,515,000	1,519,909
2.35% 2/14/19	1,774,000	1,780,965
CenturyLink, Inc. 5.15% 6/15/17	904,000	931,120
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (c)	993,000	1,000,507
5.75% 3/23/16	1,642,000	1,666,398
Verizon Communications, Inc.:
1.35% 6/9/17	1,279,000	1,279,742
2% 11/1/16	2,239,000	2,257,758
2.5% 9/15/16	3,081,000	3,116,105
		20,074,049
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
1.336% 9/12/16 (d)	986,000	985,961
2.375% 9/8/16	1,258,000	1,268,083
Vodafone Group PLC:
1.5% 2/19/18	821,000	817,837
1.625% 3/20/17	1,184,000	1,186,694
		4,258,575
TOTAL TELECOMMUNICATION SERVICES		24,332,624
UTILITIES - 2.9%
Electric Utilities - 1.8%
American Electric Power Co., Inc. 1.65% 12/15/17	1,260,000	1,250,799
Duke Energy Corp.:
0.704% 4/3/17 (d)	1,469,000	1,465,671
1.625% 8/15/17	495,000	495,899
2.1% 6/15/18	1,000,000	1,008,177
Eversource Energy 1.45% 5/1/18	239,000	235,463
Exelon Corp.:
1.55% 6/9/17	155,000	154,564
2.85% 6/15/20	228,000	228,584
FirstEnergy Corp. 2.75% 3/15/18	2,632,000	2,643,010
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	1,500,000	1,496,388
Pacific Gas & Electric Co. 5.625% 11/30/17	1,457,000	1,564,683
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000,000	1,013,828
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
TECO Finance, Inc. 0.9196% 4/10/18 (d)	$ 1,500,000	$ 1,490,078
Xcel Energy, Inc. 0.75% 5/9/16	1,807,000	1,806,565
		14,853,709
Independent Power and Renewable Electricity Producers - 0.2%
Southern Power Co.:
1.5% 6/1/18	1,173,000	1,151,386
1.85% 12/1/17	321,000	321,304
		1,472,690
Multi-Utilities - 0.9%
Berkshire Hathaway Energy Co. 1.1% 5/15/17	2,150,000	2,135,193
Dominion Resources, Inc.:
1.4% 9/15/17	697,000	691,191
1.9% 6/15/18	1,261,000	1,255,975
1.95% 8/15/16	697,000	700,748
2.5% 12/1/19	1,029,000	1,028,759
2.6266% 9/30/66 (d)	1,097,000	855,429
Wisconsin Energy Corp. 1.65% 6/15/18	456,000	454,601
		7,121,896
TOTAL UTILITIES		23,448,295
TOTAL NONCONVERTIBLE BONDS (Cost $351,566,041)		350,945,426
U.S. Government and Government Agency Obligations - 21.6%

U.S. Government Agency Obligations - 1.0%
Fannie Mae:
1.125% 7/20/18	2,073,000	2,068,956
1.125% 12/14/18	491,000	488,049
1.875% 9/18/18	238,000	241,998
Freddie Mac:
0.5% 1/27/17	2,668,000	2,659,196
1% 9/29/17	2,463,000	2,464,537
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		7,922,736
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - 20.6%
U.S. Treasury Notes:
0.5% 7/31/17	$ 22,000,000	$ 21,869,364
0.875% 10/15/17	32,187,500	32,164,872
1% 5/15/18	34,155,000	34,070,945
1.25% 11/15/18	72,492,000	72,548,596
1.375% 2/28/19	3,945,600	3,952,536
TOTAL U.S. TREASURY OBLIGATIONS		164,606,313
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $172,619,855)		172,529,049
U.S. Government Agency - Mortgage Securities - 2.8%

Fannie Mae - 1.7%
2.234% 1/1/40 (d)	274,221	290,689
2.274% 11/1/34 (d)	140,240	147,465
2.298% 3/1/40 (d)	144,307	153,240
2.31% 12/1/39 (d)	71,830	76,387
2.321% 2/1/35 (d)	267,551	281,972
2.342% 10/1/35 (d)	300,889	316,901
2.403% 11/1/36 (d)	329,038	348,361
2.424% 5/1/35 (d)	237,986	252,262
2.431% 12/1/34 (d)	124,778	132,694
2.458% 3/1/40 (d)	194,548	206,930
2.476% 12/1/33 (d)	136,851	145,125
2.478% 7/1/35 (d)	845,915	897,960
2.516% 4/1/35 (d)	80,615	85,346
2.543% 10/1/41 (d)	356,897	379,537
2.557% 6/1/42 (d)	104,274	107,277
2.673% 9/1/41 (d)	498,366	529,982
2.686% 2/1/42 (d)	591,896	613,620
2.756% 1/1/42 (d)	523,277	543,165
2.783% 8/1/41 (d)	439,734	467,630
2.951% 11/1/40 (d)	66,988	69,816
2.98% 9/1/41 (d)	75,697	79,086
2.991% 10/1/41 (d)	40,145	41,874
3.022% 8/1/41 (d)	94,589	99,073
3.243% 7/1/41 (d)	114,895	120,969
3.3% 10/1/41 (d)	59,983	62,645
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.5% 1/1/26 to 9/1/29	$ 3,963,638	$ 4,182,790
3.553% 7/1/41 (d)	134,676	141,927
4.5% 6/1/19 to 7/1/20	166,074	172,748
5.5% 11/1/17 to 11/1/34	2,617,104	2,901,848
6.5% 6/1/16	612	619
7% 1/1/16 to 11/1/18	3,784	3,888
TOTAL FANNIE MAE		13,853,826
Freddie Mac - 1.0%
2.255% 11/1/35 (d)	184,107	193,822
2.361% 10/1/42 (d)	588,103	622,031
2.41% 4/1/40 (d)	148,481	157,351
2.519% 8/1/36 (d)	96,240	101,974
2.53% 4/1/40 (d)	147,571	157,056
2.979% 8/1/41 (d)	263,466	280,180
3% 8/1/21	682,631	708,943
3.141% 9/1/41 (d)	159,163	166,195
3.211% 9/1/41 (d)	79,402	83,037
3.226% 4/1/41 (d)	76,642	80,258
3.293% 6/1/41 (d)	82,464	86,847
3.451% 5/1/41 (d)	72,163	75,128
3.5% 8/1/26	2,014,105	2,119,307
3.617% 6/1/41 (d)	119,153	126,146
3.706% 5/1/41 (d)	104,819	110,993
4% 6/1/24 to 4/1/26	2,367,891	2,515,020
4.5% 8/1/18 to 11/1/18	495,839	514,201
8.5% 5/1/26 to 7/1/28	29,883	35,299
TOTAL FREDDIE MAC		8,133,788
Ginnie Mae - 0.1%
5.5% 6/15/35	247,423	279,974
7% 1/15/25 to 6/15/32	146,509	171,286
TOTAL GINNIE MAE		451,260
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $22,090,749)		22,438,874
Asset-Backed Securities - 16.0%
	Principal Amount	Value
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$ 210,810	$ 204,019
Series 2005-1 Class M1, 0.926% 4/25/35 (d)	69,143	62,504
Ally Auto Receivables Trust:
Series 2014-SN1 Class A3, 0.75% 2/21/17	1,087,000	1,086,484
Series 2015-1 Class A3, 1.39% 9/16/19	1,110,000	1,104,845
Series 2015-SN1 Class A3, 1.21% 12/20/17	457,000	456,370
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	544,000	545,930
Series 2012-5 Class A, 1.54% 9/15/19	2,291,000	2,287,354
Series 2014-3 Class A, 1.33% 3/15/19	3,918,000	3,912,914
Series 2014-4 Class A2, 1.43% 6/17/19	1,971,000	1,966,480
Series 2014-5 Class A2, 1.6% 10/15/19	2,053,000	2,054,286
Series 2015-3 Class A, 1.63% 5/15/20	1,570,000	1,560,801
American Express Credit Account Master Trust:
Series 2013-3 Class A, 0.98% 5/15/19	1,704,000	1,704,747
Series 2014-2 Class A, 1.26% 1/15/20	1,610,000	1,611,693
Series 2014-3 Class A, 1.49% 4/15/20	2,462,886	2,471,099
Series 2014-4 Class A, 1.43% 6/15/20	2,053,000	2,056,850
AmeriCredit Automobile Receivables Trust:
Series 2013-1 Class A3, 0.61% 10/10/17	5,536	5,535
Series 2013-5 Class A3, 0.9% 9/10/18	914,028	913,262
Series 2014-1 Class A3, 0.9% 2/8/19	761,538	760,504
Series 2014-2 Class A3, 0.94% 2/8/19	1,626,000	1,621,114
Series 2014-4 Class A3, 1.27% 7/8/19	414,000	413,120
Series 2015-2 Class A3, 1.27% 1/8/20	1,500,000	1,488,031
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1.022% 4/25/34 (d)	11,399	8,642
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.001% 3/25/34 (d)	67,779	62,202
Series 2006-W4 Class A2C, 0.357% 5/25/36 (d)	146,328	51,898
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	1,985,000	1,979,895
BMV Vehicle Lease Trust Series 2014-1 Class A3, 0.73% 2/21/17	1,012,299	1,011,825
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	1,232,000	1,232,611
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	853,473	853,180
Series 2014-3 Class A2, 1.18% 12/20/17	1,204,000	1,203,623
Series 2015-1 Class A2, 1.42% 6/20/18	1,209,000	1,207,973
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Asset Trust: - continued
Series 2015-2 Class A2, 1.39% 9/20/18	$ 822,000	$ 819,893
Capital One Multi-Asset Execution Trust:
Series 2013-A3 Class A3, 0.96% 9/16/19	821,000	820,717
Series 2014-A5 Class A, 1.48% 7/15/20	1,979,000	1,983,484
Series 2015-A1 Class A, 1.39% 1/15/21	1,940,000	1,933,920
Series 2015-A5 Class A5, 1.6% 5/17/21	1,500,000	1,501,200
Carmax Auto Owner Trust:
Series 2014-4 Class A3, 1.25% 11/15/19	1,242,000	1,239,296
Series 2015-3 Class A3, 1.63% 5/15/20	761,000	759,687
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.337% 12/25/36 (d)	228,766	153,481
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (c)	230,909	230,740
Chase Issuance Trust:
Series 2013-A8 Class A8, 1.01% 10/15/18	986,000	986,587
Series 2014-A1 Class A, 1.15% 1/15/19	1,232,000	1,233,920
Series 2014-A7 Class A, 1.38% 11/15/19	2,064,000	2,063,894
Series 2015-A2, Class A, 1.59% 2/18/20	1,232,000	1,235,466
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (c)	2,500,000	2,491,532
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (c)	1,252,108	1,253,235
Series 2014-VT1 Class A3, 1.5% 10/21/19 (c)	1,239,653	1,234,842
Citibank Credit Card Issuance Trust:
Series 2013-A6 Class A6, 1.32% 9/7/18	2,734,000	2,742,352
Series 2014-A2 Class A2, 1.02% 2/22/19	1,774,000	1,773,877
Series 2014-A4 Class A4, 1.23% 4/24/19	1,642,000	1,643,582
Series 2014-A8 Class A8, 1.73% 4/9/20	1,585,000	1,592,301
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.471% 3/25/32 (d)	7,098	6,481
Series 2004-2 Class 3A4, 0.721% 7/25/34 (d)	51,255	44,593
Series 2004-3 Class M4, 1.676% 4/25/34 (d)	8,302	7,557
Series 2004-4 Class M2, 0.992% 6/25/34 (d)	10,424	9,513
Dell Equipment Finance Trust:
Series 2014-1 Class A3, 0.94% 6/22/20 (c)	821,000	820,663
Series 2015-1 Class A3, 1.3% 3/23/20 (c)	800,000	795,328
Series 2015-2 Class A2A, 1.42% 12/22/17 (c)	1,000,000	998,236
Discover Card Master Trust:
Series 2013-A5 Class A5, 1.04% 4/15/19	1,844,000	1,845,740
Series 2014-A5 Class A, 1.39% 4/15/20	1,651,000	1,652,605
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (c)	901,866	899,276
Series 2014-2 Class A2, 1.05% 3/20/20 (c)	1,957,627	1,948,617
Asset-Backed Securities - continued
	Principal Amount	Value
Enterprise Fleet Financing LLC: - continued
Series 2015-1 Class A2, 1.3% 9/20/20 (c)	$ 1,642,000	$ 1,638,650
Fannie Mae Series 2004-T5:
Class AB1, 0.7227% 5/28/35 (d)	131,071	122,523
Class AB3, 1.0288% 5/28/35 (d)	55,367	51,472
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.372% 8/25/34 (d)	36,914	34,825
Ford Credit Auto Lease Trust Series 2015-A Class A3, 1.13% 6/15/18	1,500,000	1,495,886
Ford Credit Auto Owner Trust Series 2015-C Class A3, 1.41% 2/15/20	1,169,000	1,167,040
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	4,516,000	4,500,878
Series 2014-1 Class A1, 1.2% 2/15/19	1,954,000	1,950,362
Series 2014-4 Class A1, 1.4% 8/15/19	3,614,000	3,604,846
Series 2015-4 Class A1, 1.77% 8/15/20	1,580,000	1,585,328
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.622% 11/25/34 (d)	85,621	9,039
Class M5, 1.697% 11/25/34 (d)	27,563	518
Series 2005-A:
Class M3, 0.932% 1/25/35 (d)	120,398	105,163
Class M4, 1.217% 1/25/35 (d)	44,055	24,013
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7732% 2/25/47 (c)(d)	127,452	114,718
GE Equipment Transportation LLC:
Series 2014-1 Class A3, 0.97% 4/23/18	1,204,352	1,202,592
Series 2015-1 Class A3, 1.28% 2/25/19	1,000,000	1,001,595
GM Financial Automobile Leasing Trust:
Series 2014-1A Class A3, 1.01% 5/22/17 (c)	1,240,000	1,239,395
Series 2014-2A Class A3, 1.22% 1/22/18 (c)	1,600,000	1,599,389
Series 2015-1 Class A3, 1.53% 9/20/18	1,367,000	1,364,799
Series 2015-2 Class A3, 1.68% 12/20/18	1,164,000	1,160,188
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (c)	1,400,000	1,389,773
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.511% 8/25/33 (d)	46,687	44,619
Series 2003-5 Class A2, 0.921% 12/25/33 (d)	36,254	33,946
Series 2004-1 Class M2, 1.921% 6/25/34 (d)	43,293	39,106
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.387% 1/25/37 (d)	128,988	82,864
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A3, 0.98% 11/15/17 (c)	1,642,000	1,639,998
Asset-Backed Securities - continued
	Principal Amount	Value
Hyundai Auto Lease Securitization Trust: - continued
Series 2015-A Class A3, 1.42% 9/17/18 (c)	$ 1,232,000	$ 1,233,255
Series 2015-B Class A3, 1.4% 11/15/18 (c)	1,479,000	1,474,103
Hyundai Auto Receivables Trust Series 2015-C Class A3, 1.46% 2/18/20	1,159,000	1,158,413
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.547% 5/15/18 (c)(d)	1,380,000	1,378,206
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.327% 11/25/36 (d)	21,490	21,464
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.6564% 12/27/29 (d)	11,318	11,243
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.497% 5/25/37 (d)	41,363	499
Mercedes Benz Auto Lease Trust Series 2015-B Class A3, 1.34% 7/16/18	800,000	798,174
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	1,631,000	1,631,186
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.331% 4/25/37 (d)	20,825	20,648
Series 2006-OPT1 Class A1A, 0.717% 6/25/35 (d)	81,289	78,497
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.877% 8/25/34 (d)	113,943	105,417
Series 2004-NC8 Class M6, 2.096% 9/25/34 (d)	40,047	36,285
Series 2005-NC1 Class M1, 0.857% 1/25/35 (d)	33,853	31,751
Series 2005-NC2 Class B1, 1.952% 3/25/35 (d)	24,768	406
Nissan Auto Lease Trust Series 2014-A Class A3, 0.8% 2/15/17	885,000	884,567
Nissan Auto Receivables Owner Trust Series 2015-C Class A3, 1.37% 5/15/20	1,147,000	1,143,075
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	1,642,000	1,634,694
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0436% 10/30/45 (d)	374,960	364,214
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.072% 9/25/34 (d)	654,824	613,467
Class M4, 2.372% 9/25/34 (d)	892,159	573,759
Series 2005-WCH1 Class M4, 1.442% 1/25/36 (d)	153,762	137,124
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.997% 4/25/33 (d)	648	600
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	754,000	755,603
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.992% 3/25/35 (d)	96,520	89,335
Asset-Backed Securities - continued
	Principal Amount	Value
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.9172% 6/15/33 (d)	$ 176,200	$ 166,830
Class C, 1.2872% 6/15/33 (d)	480,253	466,665
Series 2004-B:
Class A2, 0.5372% 6/15/21 (d)	331,679	329,499
Class C, 1.2072% 9/15/33 (d)	565,744	543,125
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.946% 9/25/34 (d)	5,253	4,520
Synchrony Credit Card Master Note Trust:
Series 2015-2 Class A, 1.6% 4/15/21	1,580,000	1,574,929
Series 2015-3 class A, 1.74% 9/15/21	1,000,000	999,105
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.057% 9/25/34 (d)	71,344	62,470
Volkswagen Auto Lease Trust:
Series 2014-A Class A3, 0.8% 4/20/17	1,271,533	1,269,606
Series 2015-A Class A3, 1.25% 12/20/17	510,000	506,088
Volkswagen Auto Loan Enhanced Trust:
Series 2013-2 Class A3, 0.7% 4/20/18	1,343,660	1,337,915
Series 2014-1 Class A3, 0.91% 10/22/18	1,087,000	1,079,636
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (c)	1,020,000	1,008,103
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (c)	1,289,000	1,290,863
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1199% 10/25/44 (c)(d)	1,141,740	1,140,941
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	1,509,000	1,500,468
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	1,180,000	1,175,360
TOTAL ASSET-BACKED SECURITIES (Cost $128,813,820)		128,458,039
Collateralized Mortgage Obligations - 1.8%

Private Sponsor - 1.1%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.4592% 4/26/36 (c)(d)	356,714	348,421
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.7363% 5/27/35 (c)(d)	514,304	529,268
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A5, 0.3468% 12/20/54 (c)(d)	727,633	727,124
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Class C2, 1.4068% 12/20/54 (c)(d)	$ 626,000	$ 625,186
Series 2006-2:
Class A4, 0.2868% 12/20/54 (d)	142,964	142,864
Class C1, 1.1468% 12/20/54 (d)	2,672,000	2,668,526
Series 2006-3 Class C2, 1.2068% 12/20/54 (d)	142,000	141,815
Series 2006-4:
Class B1, 0.3868% 12/20/54 (d)	381,000	380,638
Class C1, 0.9668% 12/20/54 (d)	233,000	232,697
Class M1, 0.5468% 12/20/54 (d)	100,000	99,900
Series 2007-1:
Class 1C1, 0.8068% 12/20/54 (d)	235,000	234,695
Class 1M1, 0.5068% 12/20/54 (d)	153,000	152,847
Class 2C1, 1.0668% 12/20/54 (d)	107,000	106,861
Class 2M1, 0.7068% 12/20/54 (d)	196,000	195,804
Series 2007-2:
Class 2C1, 1.0573% 12/17/54 (d)	272,000	271,646
Class 3A1, 0.3773% 12/17/54 (d)	54,376	54,338
Granite Mortgages Series 2003-2 Class 1A3, 0.8172% 7/20/43 (d)	150,920	150,814
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.7172% 1/20/44 (d)	24,531	24,506
Class 1C, 2.7672% 1/20/44 (d)	44,508	44,437
Series 2004-1 Class 2A1, 0.6651% 3/20/44 (d)	556,646	556,256
Series 2004-3 Class 2A1, 0.6251% 9/20/44 (d)	289,581	289,378
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.407% 5/25/47 (d)	45,544	41,985
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.391% 2/25/37 (d)	65,002	58,174
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 3% 11/25/25 (c)	815,000	814,999
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5469% 6/10/35 (c)(d)	22,609	20,569
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (d)	2,891	2,837
TOTAL PRIVATE SPONSOR		8,916,585
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 0.7%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	$ 549,444	$ 579,564
planned amortization class Series 2012-94 Class E, 3% 6/25/22	342,657	351,250
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	133,423	150,222
Series 2009-31 Class A, 4% 2/25/24	66,211	67,890
Freddie Mac:
planned amortization class Series 3820 Class DA, 4% 11/15/35	440,488	461,701
Series 3949 Class MK, 4.5% 10/15/34	337,314	362,979
Series 4221-CLS Class GA, 1.4% 7/15/23	1,519,825	1,504,643
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (f)	1,940,415	1,972,330
TOTAL U.S. GOVERNMENT AGENCY		5,450,579
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,161,999)		14,367,164
Commercial Mortgage Securities - 8.9%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4559% 2/14/43 (d)(e)	161,342	1,620
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	815,492	824,038
Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	1,456,163	1,472,872
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.3458% 5/15/32 (c)(d)	1,028,000	1,018,668
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.496% 12/25/33 (c)(d)	4,057	3,662
Series 2005-4A:
Class A2, 0.611% 1/25/36 (c)(d)	392,899	347,634
Class B1, 1.621% 1/25/36 (c)(d)	15,760	10,026
Class M1, 0.671% 1/25/36 (c)(d)	123,574	100,328
Class M2, 0.691% 1/25/36 (c)(d)	57,119	44,987
Class M3, 0.721% 1/25/36 (c)(d)	61,387	46,374
Class M4, 0.831% 1/25/36 (c)(d)	31,412	23,204
Class M5, 0.871% 1/25/36 (c)(d)	31,412	23,263
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Class M6, 0.921% 1/25/36 (c)(d)	$ 31,877	$ 21,375
Series 2006-3A Class M4, 0.651% 10/25/36 (c)(d)	4,003	401
Series 2007-1 Class A2, 0.491% 3/25/37 (c)(d)	192,608	161,166
Series 2007-2A:
Class A1, 0.491% 7/25/37 (c)(d)	43,051	37,008
Class A2, 0.541% 7/25/37 (c)(d)	40,322	32,284
Class M1, 0.591% 7/25/37 (c)(d)	14,371	10,977
Class M2, 0.631% 7/25/37 (c)(d)	8,064	5,671
Class M3, 0.711% 7/25/37 (c)(d)	6,215	3,854
Series 2007-3:
Class A2, 0.511% 7/25/37 (c)(d)	59,010	47,847
Class M1, 0.531% 7/25/37 (c)(d)	44,581	33,842
Class M2, 0.561% 7/25/37 (c)(d)	46,871	33,822
Class M3, 0.591% 7/25/37 (c)(d)	75,870	37,373
Class M4, 0.721% 7/25/37 (c)(d)	119,976	39,309
Class M5, 0.821% 7/25/37 (c)(d)	55,327	8,683
Series 2007-4A:
Class A2, 0.747% 9/25/37 (c)(d)	515,081	364,528
Class M1, 1.147% 9/25/37 (c)(d)	80,241	16,894
Series 2006-2A Class IO, 0% 7/25/36 (c)(d)(e)	3,941,512	0
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	1,290,414	1,313,827
Series 2006-PW14 Class A1A, 5.189% 12/11/38	514,514	528,665
Series 2006-T22 Class A1A, 5.6179% 4/12/38 (d)	882,168	886,735
Series 2006-PW12 Class A1A, 5.7074% 9/11/38 (d)	1,053,383	1,059,863
BXHTL Mortgage Trust Series 2015-JWRZ Class A, 1.23% 5/15/29 (c)(d)	1,022,000	1,013,057
C-BASS Trust floater Series 2006-SC1 Class A, 0.491% 5/25/36 (c)(d)	27,679	26,588
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	766,458	810,661
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.597% 12/15/27 (c)(d)	2,895,924	2,882,408
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	469,878	479,331
Series 2006-C4 Class A1A, 5.7922% 3/15/49 (d)	619,270	623,463
Series 2013-GC11 Class A1, 0.754% 4/10/46	345,888	343,551
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD2 Class A4, 5.3358% 1/15/46 (d)	19,427	19,403
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
Series 2006-CD2 Class A1B, 5.3368% 1/15/46 (d)	$ 840,057	$ 838,608
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.484% 4/15/47	832,054	862,720
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.096% 6/11/27 (c)(d)	2,052,405	2,041,693
Series 2013-CR9 Class A1, 1.344% 7/10/45	241,742	241,125
Series 2014-CR15 Class A2, 2.928% 2/10/47	1,530,000	1,566,602
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.047% 4/15/17 (c)(d)	16,009	16,028
sequential payer:
Series 2006-C7 Class A1A, 5.7532% 6/10/46 (d)	1,465,604	1,481,746
Series 2006-C8 Class A1A, 5.292% 12/10/46	1,220,613	1,253,207
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	52,795	52,749
CSMC Series 2015-TOWN:
Class B, 2.097% 3/15/17 (c)(d)	180,000	178,878
Class C, 2.4458% 3/15/17 (c)(d)	176,000	174,766
Class D, 3.397% 3/15/17 (c)(d)	266,000	263,431
CSMC Trust floater Series 2014-ICE:
Class A, 0.9958% 4/15/27 (c)(d)	1,905,000	1,897,054
Class B, 1.3958% 4/15/27 (c)(d)	990,000	986,822
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	362,228	363,931
Series K707 Class A1, 1.615% 9/25/18	890,652	896,042
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.497% 12/15/16 (c)(d)	2,767,924	2,762,644
GE Capital Commercial Mortgage Corp.:
sequential payer:
Series 2006-C1 Class A4, 5.2841% 3/10/44 (d)	26,771	26,759
Series 2007-C1 Class A4, 5.543% 12/10/49	436,752	451,106
Series 2006-C1 Class A1A, 5.2841% 3/10/44 (d)	625,102	626,392
Series 2007-C1 Class A1A, 5.483% 12/10/49 (d)	2,341,815	2,436,261
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8193% 7/10/38 (d)	896,038	902,168
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (c)	290,000	292,133
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1958% 7/15/31 (c)(d)	$ 445,622	$ 444,572
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	779,960	796,375
Class A4, 5.56% 11/10/39	1,945,253	1,952,421
Series 2012-GC6 Class A1, 1.282% 1/10/45	15,304	15,305
Series 2013-GC12 Class A1, 0.742% 6/10/46 (d)	366,939	364,116
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.1922% 11/5/30 (c)(d)	884,948	882,847
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (c)	270,000	269,998
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.446% 11/15/29 (c)(d)	737,000	736,988
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.477% 11/15/18 (c)(d)	10,919	10,704
Class F, 0.527% 11/15/18 (c)(d)	31,865	30,635
Class G, 0.557% 11/15/18 (c)(d)	27,694	26,506
Class H, 0.697% 11/15/18 (c)(d)	21,250	20,295
Series 2014-BXH Class A, 1.097% 4/15/27 (c)(d)	1,232,000	1,230,419
Series 2014-FL5 Class A, 1.1758% 7/15/31 (c)(d)	1,396,000	1,386,687
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,489,338	1,511,993
Series 2006-LDP8 Class A4, 5.399% 5/15/45	1,440,201	1,451,640
Series 2007-CB18 Class A4, 5.44% 6/12/47	1,875,716	1,930,260
Series 2011-C3 Class A3, 4.3877% 2/15/46 (c)	801,000	841,200
Series 2006-LDP7 Class A1A, 5.9107% 4/15/45 (d)	1,658,669	1,681,158
Series 2013-C13 Class A1, 1.3029% 1/15/46	1,039,458	1,037,882
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A4, 5.156% 2/15/31	189,411	189,401
Series 2006-C6 Class A4, 5.372% 9/15/39	350,889	357,145
Series 2007-C1 Class A4, 5.424% 2/15/40	1,608,811	1,651,830
Series 2007-C7 Class A3, 5.866% 9/15/45	686,181	728,401
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2% 9/15/28 (b)(c)	1,500,000	1,500,199
Merrill Lynch Mortgage Trust Series 2006-C2 Class A1A, 5.739% 8/12/43 (d)	1,245,278	1,265,678
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	938,628	963,988
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2006-1 Class AM, 5.5135% 2/12/39 (d)	$ 236,000	$ 237,129
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	240,417	240,191
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.397% 7/15/19 (c)(d)	45,397	45,406
Series 2007-XLFA:
Class D, 0.3858% 10/15/20 (c)(d)	35,345	35,309
Class E, 0.4458% 10/15/20 (c)(d)	105,926	105,697
Class F, 0.4958% 10/15/20 (c)(d)	63,569	63,434
Class G, 0.5358% 10/15/20 (c)(d)	78,581	78,382
Class H, 0.6258% 10/15/20 (c)(d)	49,464	49,030
Class J, 0.7758% 10/15/20 (c)(d)	28,557	27,900
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	456,741	472,274
Series 2007-IQ14 Class A2, 5.61% 4/15/49	288,431	288,486
Series 2012-C4 Class A1, 1.085% 3/15/45	205,009	204,943
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (d)	791,622	798,632
Series 2007-T27 Class A1A, 5.6454% 6/11/42 (d)	1,345,129	1,412,882
SCG Trust Series 2013-SRP1 Class A, 1.5958% 11/15/26 (c)(d)	965,000	960,929
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.8022% 4/10/46	311,330	309,193
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.7993% 9/15/21 (c)(d)	37,354	35,469
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	1,991,179	2,049,460
Class A4, 5.308% 11/15/48	375,751	382,032
Series 2007-C31 Class A4, 5.509% 4/15/47	250,394	260,424
Series 2006-C23 Class A1A, 5.422% 1/15/45	803,442	802,927
Series 2006-C24 Class A1A, 5.557% 3/15/45 (d)	908,625	913,407
Series 2006-C26 Class A1A, 6.009% 6/15/45 (d)	1,316,546	1,333,692
Series 2006-C27 Class A3, 5.765% 7/15/45 (d)	922,589	926,157
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class A1, 0.778% 5/15/45	214,970	213,590
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $73,995,756)		70,897,745
Municipal Securities - 0.2%
	Principal Amount	Value
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19 (Cost $1,481,245)	$ 1,375,000	$ 1,474,853
Supranational Obligations - 0.1%

International Bank for Reconstruction & Development 1% 6/15/18 (Cost $688,041)	689,000	684,586
Bank Notes - 3.0%

Bank of America NA:
1.25% 2/14/17	2,529,000	2,529,650
1.75% 6/5/18	1,500,000	1,498,236
5.3% 3/15/17	250,000	261,390
Barclays Bank PLC 2.5% 2/20/19	1,454,000	1,469,942
Branch Banking & Trust Co. 1.45% 10/3/16	2,463,000	2,471,891
Capital One Bank NA:
1.15% 11/21/16	779,000	778,502
1.2% 2/13/17	1,625,000	1,616,596
1.3% 6/5/17	1,232,000	1,222,159
Capital One NA:
1.5% 9/5/17	1,000,000	993,496
1.65% 2/5/18	1,232,000	1,221,980
Discover Bank 3.1% 6/4/20	750,000	757,875
KeyBank NA:
1.65% 2/1/18	735,000	733,243
2.5% 12/15/19	777,000	780,153
Manufacturers & Traders Trust Co.:
1.4% 7/25/17	1,642,000	1,638,220
2.3% 1/30/19	1,080,000	1,083,455
Marshall & Ilsley Bank 5% 1/17/17	71,000	73,450
PNC Bank NA 1.15% 11/1/16	1,281,000	1,282,486
Regions Bank 7.5% 5/15/18	250,000	279,363
Regions Financial Corp. 2.25% 9/14/18	1,570,000	1,573,300
U.S. Bank NA 1.1% 1/30/17	1,782,000	1,783,693
TOTAL BANK NOTES (Cost $24,040,524)		24,049,080
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.18% (a) (Cost $15,310,000)	15,310,000	$ 15,310,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $802,768,030)		801,154,816
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,211,872)
NET ASSETS - 100%		$ 799,942,944
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 19,081	$ (1,830)	$ -	$ (1,830)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $131,563,844 or 16.4% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,474
Fidelity Securities Lending Cash Central Fund	12,740
Total	$ 19,214
Other Information

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 350,945,426	$ -	$ 350,945,426	$ -
U.S. Government and Government Agency Obligations	172,529,049	-	172,529,049	-
U.S. Government Agency - Mortgage Securities	22,438,874	-	22,438,874	-
Asset-Backed Securities	128,458,039	-	128,448,482	9,557
Collateralized Mortgage Obligations	14,367,164	-	14,367,164	-
Commercial Mortgage Securities	70,897,745	-	70,897,344	401
Municipal Securities	1,474,853	-	1,474,853	-
Supranational Obligations	684,586	-	684,586	-
Bank Notes	24,049,080	-	24,049,080	-
Money Market Funds	15,310,000	15,310,000	-	-
Total Investments in Securities:	$ 801,154,816	$ 15,310,000	$ 785,834,858	$ 9,958
Derivative Instruments:
Liabilities
Swaps	$ (1,830)	$ -	$ (1,830)	$ -
Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $802,173,666. Net unrealized depreciation aggregated $1,018,850, of which $4,707,182 related to appreciated investment securities and $5,726,032 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 28, 2016
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 28, 2016